UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

July 31, 2009

Ultra – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
                                                                                                                                                                            Shares           Value

COMMON STOCKS — 99.4%

AEROSPACE & DEFENSE ― 2.9%
General Dynamics Corp.	1,530,000	$ 84,746,700
Lockheed Martin Corp.	957,000	71,545,320
		156,292,020

BEVERAGES ― 2.8%
Coca-Cola Co. (The)	2,577,000	128,437,680
PepsiCo, Inc.	437,000	24,799,750
		153,237,430

BIOTECHNOLOGY ― 4.5%
Alexion Pharmaceuticals, Inc.(1)	434,000	19,117,700
Celgene Corp.(1)	1,054,000	60,035,840
Genzyme Corp.(1)	1,022,000	53,031,580
Gilead Sciences, Inc.(1)	2,343,000	114,642,990
		246,828,110

CAPITAL MARKETS ― 3.3%
BlackRock, Inc.	223,000	42,490,420
Charles Schwab Corp. (The)	4,051,000	72,391,370
Goldman Sachs Group, Inc. (The)	410,000	66,953,000
		181,834,790

CHEMICALS ― 3.5%
Monsanto Co.	1,338,000	112,392,000
Mosaic Co. (The)	939,000	48,968,850
Nalco Holding Co.	1,539,000	27,224,910
		188,585,760

COMMUNICATIONS EQUIPMENT ― 5.1%
Cisco Systems, Inc.(1)	6,656,000	146,498,560
QUALCOMM, Inc.	2,899,000	133,962,790
		280,461,350

COMPUTERS & PERIPHERALS ― 7.1%
Apple, Inc.(1)	1,167,000	190,676,130
EMC Corp.(1)	4,315,000	64,983,900
Hewlett-Packard Co.	3,105,000	134,446,500
		390,106,530

CONSTRUCTION & ENGINEERING ― 0.6%
Fluor Corp.	661,000	34,900,800

DIVERSIFIED FINANCIAL SERVICES ― 2.4%
CME Group, Inc.	257,000	71,659,310
JPMorgan Chase & Co.	1,561,000	60,332,650
		131,991,960
ELECTRICAL EQUIPMENT ― 2.6%
ABB Ltd.(1)	1,085,000	19,818,650
ABB Ltd. ADR(1)	2,130,000	38,936,400
Emerson Electric Co.	2,266,000	82,437,080
		141,192,130

ENERGY EQUIPMENT & SERVICES ― 1.3%
Schlumberger Ltd.	1,342,000	71,797,000

FOOD & STAPLES RETAILING ― 4.1%
Costco Wholesale Corp.	1,347,000	66,676,500

Ultra – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
                                                                                                                                                                            Shares           Value

Wal-Mart Stores, Inc.	3,154,000	$ 157,321,520
		223,998,020

FOOD PRODUCTS ― 2.4%
General Mills, Inc.	1,094,000	64,447,540
Nestle SA	1,636,000	67,329,135
		131,776,675

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.6%
Baxter International, Inc.	1,356,000	76,437,720
Gen-Probe, Inc.(1)	516,000	19,153,920
Medtronic, Inc.	486,000	17,214,120
Varian Medical Systems, Inc.(1)	780,000	27,510,600
		140,316,360

HEALTH CARE PROVIDERS & SERVICES ― 4.1%
Express Scripts, Inc.(1)	1,759,000	123,200,360
Medco Health Solutions, Inc.(1)	264,000	13,955,040
UnitedHealth Group, Inc.	3,059,000	85,835,540
		222,990,940

HOTELS, RESTAURANTS & LEISURE ― 2.5%
Intercontinental Hotels Group plc	1,256,000	14,245,998
McDonald's Corp.	1,696,000	93,381,760
Yum! Brands, Inc.	808,000	28,651,680
		136,279,438

HOUSEHOLD PRODUCTS ― 1.7%
Colgate-Palmolive Co.	1,263,000	91,491,720

INSURANCE ― 1.4%
MetLife, Inc.	2,256,000	76,591,200

INTERNET & CATALOG RETAIL ― 1.4%
Amazon.com, Inc.(1)	905,000	77,612,800

INTERNET SOFTWARE & SERVICES ― 5.0%
Baidu, Inc. ADR(1)	148,000	51,524,720
Google, Inc., Class A(1)	428,000	189,625,400
Tencent Holdings Ltd.	2,295,000	30,974,897
		272,125,017

IT SERVICES ― 3.5%
International Business Machines Corp.	310,000	36,558,300
MasterCard, Inc., Class A	471,000	91,388,130
Visa, Inc., Class A	941,000	61,597,860
		189,544,290

LEISURE EQUIPMENT & PRODUCTS ― 0.7%
Hasbro, Inc.	1,436,000	38,054,000

LIFE SCIENCES TOOLS & SERVICES ― 0.6%
Thermo Fisher Scientific, Inc.(1)	770,000	34,865,600

MACHINERY ― 2.1%
Cummins, Inc.	769,000	33,074,690
Deere & Co.	910,000	39,803,400
Parker-Hannifin Corp.	953,000	42,198,840
		115,076,930

MEDIA ― 0.5%
Marvel Entertainment, Inc.(1)	689,000	27,256,840

Ultra – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
                                                                                                                                                                            Shares           Value

METALS & MINING ― 2.2%
BHP Billiton Ltd. ADR	1,039,000	$ 65,415,440
Newmont Mining Corp.	413,000	17,077,550
Nucor Corp.	831,000	36,954,570
		119,447,560

MULTILINE RETAIL ― 1.3%
Kohl's Corp.(1)	1,446,000	70,203,300

OIL, GAS & CONSUMABLE FUELS ― 3.4%
EOG Resources, Inc.	736,000	54,486,080
Exxon Mobil Corp.	542,000	38,151,380
Occidental Petroleum Corp.	800,000	57,072,000
Southwestern Energy Co.(1)	813,000	33,682,590
		183,392,050

PHARMACEUTICALS ― 3.6%
Abbott Laboratories	2,183,000	98,213,170
Bristol-Myers Squibb Co.	724,000	15,739,760
Teva Pharmaceutical Industries Ltd. ADR	1,526,000	81,396,840
		195,349,770

ROAD & RAIL ― 0.5%
Union Pacific Corp.	470,000	27,034,400

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.6%
Altera Corp.	2,612,000	48,818,280
Applied Materials, Inc.	4,048,000	55,862,400
ASML Holding NV	2,093,000	54,800,519
Linear Technology Corp.	1,722,000	46,270,140
Microchip Technology, Inc.	1,695,000	45,646,350
		251,397,689

SOFTWARE ― 8.0%
Adobe Systems, Inc.(1)	3,216,000	104,262,720
Electronic Arts, Inc.(1)	1,593,000	34,201,710
Microsoft Corp.	6,744,000	158,618,880
Oracle Corp.	5,212,000	115,341,560
VMware, Inc., Class A(1)	854,000	27,524,420
		439,949,290

SPECIALTY RETAIL ― 3.4%
Lowe's Cos., Inc.	3,214,000	72,186,440
Staples, Inc.	2,541,000	53,411,820
TJX Cos., Inc. (The)	1,633,000	59,163,590
		184,761,850

TEXTILES, APPAREL & LUXURY GOODS ― 1.0%
NIKE, Inc., Class B	1,010,000	57,206,400

TOBACCO ― 2.1%
Philip Morris International, Inc.	2,503,000	116,639,800

TRADING COMPANIES & DISTRIBUTORS ― 0.6%
W.W. Grainger, Inc.	375,000	33,716,250

TOTAL COMMON STOCKS
(Cost $4,718,330,671)		5,434,306,069

Ultra – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
                                                                                                                                                                            Shares           Value

TEMPORARY CASH INVESTMENTS — 0.3%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	102,125	$ 102,125

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $17,227,938), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $16,800,196)		16,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $16,902,125)		16,902,125

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $4,735,232,796)		5,451,208,194
OTHER ASSETS AND LIABILITIES — 0.3%		16,720,906
TOTAL NET ASSETS — 100.0%		$5,467,929,100

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
45,476,925	CHF for USD	8/31/09	$ 42,566,246	$ (786,802)
17,659,688	EUR for USD	8/31/09	25,171,942	(382,332)
4,003,500	GBP for USD	8/28/09	6,687,326	(128,272)
			$ 74,425,514	$(1,297,406)
(Value on Settlement Date $73,128,108)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Ultra – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 5,009,863,470	–	–
Foreign Common Stocks	237,273,400	$ 187,169,199
Temporary Cash Investments	102,125	16,800,000	–
Total Value of Investment Securities	$ 5,247,238,995	$ 203,969,199	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ (1,297,406)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ (1,297,406)	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 4,822,991,700
Gross tax appreciation of investments	$ 852,933,077
Gross tax depreciation of investments	(224,716,583)
Net tax appreciation (depreciation) of investments	$ 628,216,494

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

July 31, 2009

Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%

AEROSPACE & DEFENSE ― 2.7%
Honeywell International, Inc.	944,400	$ 32,770,680
Raytheon Co.	1,084,800	50,931,360
Rockwell Collins, Inc.	445,000	18,779,000
		102,481,040

AIR FREIGHT & LOGISTICS ― 1.0%
United Parcel Service, Inc., Class B	671,700	36,090,441

AUTO COMPONENTS ― 1.4%
BorgWarner, Inc.	1,555,200	51,617,088

BEVERAGES ― 5.2%
Coca-Cola Co. (The)	2,363,400	117,791,856
PepsiCo, Inc.	1,407,900	79,898,325
		197,690,181

BIOTECHNOLOGY ― 4.8%
Alexion Pharmaceuticals, Inc.(1)	595,800	26,244,990
Amgen, Inc.(1)	1,373,100	85,557,861
Gilead Sciences, Inc.(1)	880,972	43,105,960
Myriad Genetics, Inc.(1)	449,800	12,333,516
Vertex Pharmaceuticals, Inc.(1)	421,900	15,192,619
		182,434,946

CAPITAL MARKETS ― 1.0%
Goldman Sachs Group, Inc. (The)	224,400	36,644,520

CHEMICALS ― 1.8%
Celanese Corp., Class A	1,779,300	45,728,010
Monsanto Co.	267,300	22,453,200
		68,181,210

COMMERCIAL BANKS ― 1.1%
Wells Fargo & Co.	1,782,000	43,587,720

COMMUNICATIONS EQUIPMENT ― 6.6%
Arris Group, Inc.(1)	920,500	11,211,690
Cisco Systems, Inc.(1)	3,968,200	87,340,082
F5 Networks, Inc.(1)	736,200	27,327,744
Juniper Networks, Inc.(1)	810,600	21,180,978
QUALCOMM, Inc.	2,047,100	94,596,491
Research In Motion Ltd.(1)	108,000	8,208,000
		249,864,985

COMPUTERS & PERIPHERALS ― 6.2%
Apple, Inc.(1)	862,700	140,956,553
EMC Corp.(1)	1,308,700	19,709,022
Hewlett-Packard Co.	870,100	37,675,330
NetApp, Inc.(1)	1,648,500	37,025,310
		235,366,215

CONSUMER FINANCE ― 1.0%
American Express Co.	1,285,700	36,423,881

DIVERSIFIED FINANCIAL SERVICES ― 1.6%
CME Group, Inc.	56,300	15,698,129
IntercontinentalExchange, Inc.(1)	245,400	23,082,324

Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Moody's Corp.	869,600	$ 20,644,304
		59,424,757

ELECTRIC UTILITIES ― 0.6%
FPL Group, Inc.	396,600	22,475,322

ENERGY EQUIPMENT & SERVICES ― 1.3%
Schlumberger Ltd.	703,000	37,610,500
Transocean Ltd.(1)	147,300	11,738,337
		49,348,837

FOOD & STAPLES RETAILING ― 3.6%
Walgreen Co.	1,995,500	61,960,275
Wal-Mart Stores, Inc.	1,509,800	75,308,824
		137,269,099

FOOD PRODUCTS ― 3.0%
General Mills, Inc.	739,300	43,552,163
Kellogg Co.	901,400	42,816,500
Nestle SA	690,100	28,400,878
		114,769,541

HEALTH CARE EQUIPMENT & SUPPLIES ― 4.2%
Alcon, Inc.	72,200	9,212,720
Baxter International, Inc.	1,159,700	65,372,289
Becton, Dickinson & Co.	258,500	16,841,275
Covidien plc	778,300	29,427,523
Edwards Lifesciences Corp.(1)	300,600	19,662,246
Gen-Probe, Inc.(1)	306,100	11,362,432
Intuitive Surgical, Inc.(1)	35,400	8,047,128
		159,925,613

HEALTH CARE PROVIDERS & SERVICES ― 1.9%
Express Scripts, Inc.(1)	840,700	58,882,628
UnitedHealth Group, Inc.	491,400	13,788,684
		72,671,312

HOTELS, RESTAURANTS & LEISURE ― 0.6%
Chipotle Mexican Grill, Inc., Class A(1)	242,800	22,781,924

HOUSEHOLD DURABLES ― 1.7%
KB Home	1,267,200	21,149,568
Mohawk Industries, Inc.(1)	235,100	12,126,458
Whirlpool Corp.	528,300	30,160,647
		63,436,673

HOUSEHOLD PRODUCTS ― 3.5%
Colgate-Palmolive Co.	379,500	27,490,980
Procter & Gamble Co. (The)	1,860,100	103,254,151
		130,745,131

INDUSTRIAL CONGLOMERATES ― 2.0%
3M Co.	1,063,500	74,998,020

INSURANCE ― 0.8%
Aflac, Inc.	763,200	28,894,752

INTERNET & CATALOG RETAIL ― 0.4%
Amazon.com, Inc.(1)	192,000	16,465,920

INTERNET SOFTWARE & SERVICES ― 3.0%
Google, Inc., Class A(1)	260,400	115,370,220

Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

IT SERVICES ― 4.5%
International Business Machines Corp.	1,012,300	$ 119,380,539
Visa, Inc., Class A	766,200	50,155,452
		169,535,991

LIFE SCIENCES TOOLS & SERVICES ― 1.0%
Illumina, Inc.(1)	359,200	12,981,488
QIAGEN NV(1)	473,400	8,975,664
Thermo Fisher Scientific, Inc.(1)	390,100	17,663,728
		39,620,880

MACHINERY ― 3.0%
Illinois Tool Works, Inc.	903,700	36,645,035
Navistar International Corp.(1)	880,100	34,799,154
PACCAR, Inc.	472,700	16,379,055
Valmont Industries, Inc.	372,200	26,731,404
		114,554,648

MEDIA ― 0.5%
Scripps Networks Interactive, Inc., Class A	638,700	20,617,236

METALS & MINING ― 0.7%
Newmont Mining Corp.	599,300	24,781,055

MULTILINE RETAIL ― 2.2%
Kohl's Corp.(1)	834,600	40,519,830
Target Corp.	1,015,600	44,300,472
		84,820,302

OIL, GAS & CONSUMABLE FUELS ― 3.0%
Apache Corp.	253,100	21,247,745
Exxon Mobil Corp.	699,100	49,209,649
Occidental Petroleum Corp.	352,000	25,111,680
Quicksilver Resources, Inc.(1)	1,415,300	16,219,338
		111,788,412

PERSONAL PRODUCTS ― 0.7%
Estee Lauder Cos., Inc. (The), Class A	337,800	12,309,432
Mead Johnson Nutrition Co., Class A	365,400	13,304,214
		25,613,646

PHARMACEUTICALS ― 5.0%
Abbott Laboratories	1,832,900	82,462,171
Johnson & Johnson	1,325,000	80,679,250
Novo Nordisk A/S B Shares	429,200	25,260,589
		188,402,010

ROAD & RAIL ― 1.1%
Union Pacific Corp.	700,800	40,310,016

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.0%
Broadcom Corp., Class A(1)	1,396,300	39,417,549
Intel Corp.	1,175,400	22,626,450
Linear Technology Corp.	975,900	26,222,433
Marvell Technology Group Ltd.(1)	2,094,800	27,944,632
PMC - Sierra, Inc.(1)	1,795,600	16,429,740
Xilinx, Inc.	897,400	19,464,606
		152,105,410

SOFTWARE ― 6.7%
Microsoft Corp.	5,977,600	140,593,152

Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Oracle Corp.	4,553,800	$ 100,775,594
salesforce.com, inc.(1)	275,700	11,948,838
		253,317,584

SPECIALTY RETAIL ― 4.1%
CarMax, Inc.(1)	1,104,300	17,812,359
Chico's FAS, Inc.(1)	2,011,700	23,074,199
J. Crew Group, Inc.(1)	1,017,800	28,661,248
Lowe's Cos., Inc.	2,322,900	52,172,334
O'Reilly Automotive, Inc.(1)	798,400	32,462,944
		154,183,084

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Polo Ralph Lauren Corp.	271,600	17,124,380

WIRELESS TELECOMMUNICATION SERVICES ― 1.2%
American Tower Corp., Class A(1)	1,296,100	44,184,049

TOTAL COMMON STOCKS
(Cost $3,500,349,977)		3,749,918,051
TEMPORARY CASH INVESTMENTS — 1.0%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	50,458	50,458

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $4,306,985), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $4,200,049)		4,200,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 4/30/12, valued at $33,582,280), in a joint trading account at 0.17%, dated 7/31/09, due 8/3/09 (Delivery value $32,900,466)		32,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $37,150,458)		37,150,458

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $3,537,500,435)		3,787,068,509
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,604,072)
TOTAL NET ASSETS — 100.0%		$3,781,464,437

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
21,013,545	CHF for USD	8/31/09	$19,668,606	$(363,558)
84,670,430	DKK for USD	8/31/09	16,195,755	(218,627)
			$35,864,361	$(582,185)
(Value on Settlement Date $35,282,176)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$3,696,256,584	$53,661,467	–
Temporary Cash Investments	50,458	37,100,000	–
Total Value of Investment Securities	$3,696,307,042	$90,761,467	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(582,185)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$(582,185)	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,566,370,725
Gross tax appreciation of investments	$380,704,807
Gross tax depreciation of investments	(160,007,023)
Net tax appreciation (depreciation) of investments	$220,697,784

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

July 31, 2009

Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE & DEFENSE ― 1.0%
BE Aerospace, Inc.(1)	740,000	$ 11,958,400
Precision Castparts Corp.	139,000	11,093,590
		23,051,990

AUTO COMPONENTS ― 1.8%
Autoliv, Inc.	682,000	24,422,420
BorgWarner, Inc.	495,000	16,429,050
		40,851,470

BIOTECHNOLOGY ― 1.1%
Alexion Pharmaceuticals, Inc.(1)	542,000	23,875,100

CAPITAL MARKETS ― 9.7%
Janus Capital Group, Inc.	4,109,000	56,128,940
Jefferies Group, Inc.(1)	2,083,000	47,617,380
Lazard Ltd., Class A	851,000	31,478,490
Legg Mason, Inc.	408,000	11,481,120
Morgan Stanley	1,518,000	43,263,000
TD Ameritrade Holding Corp.(1)	669,000	12,403,260
Waddell & Reed Financial, Inc., Class A	651,000	18,468,870
		220,841,060

CHEMICALS ― 2.9%
Celanese Corp., Class A	1,486,000	38,190,200
CF Industries Holdings, Inc.	207,000	16,340,580
Scotts Miracle-Gro Co. (The), Class A	289,000	11,285,450
		65,816,230

COMMERCIAL SERVICES & SUPPLIES ― 0.7%
Tetra Tech, Inc.(1)	552,000	16,626,240

COMMUNICATIONS EQUIPMENT ― 2.0%
Alcatel-Lucent(1)	711,349	1,963,323
Brocade Communications Systems, Inc.(1)	1,634,000	12,843,240
CommScope, Inc.(1)	796,674	20,394,855
Tellabs, Inc.(1)	1,824,000	10,579,200
		45,780,618

COMPUTERS & PERIPHERALS ― 2.2%
Seagate Technology	1,405,000	16,916,200
STEC, Inc.(1)	160,000	5,454,400
Western Digital Corp.(1)	939,000	28,404,750
		50,775,350

CONSTRUCTION & ENGINEERING ― 5.3%
AECOM Technology Corp.(1)	1,337,000	43,318,800
Quanta Services, Inc.(1)	1,852,000	43,170,120
Shaw Group, Inc. (The)(1)	390,000	11,481,600
URS Corp.(1)	446,000	22,567,600
		120,538,120

CONTAINERS & PACKAGING ― 1.5%
Crown Holdings, Inc.(1)	1,379,000	34,612,900

DIVERSIFIED FINANCIAL SERVICES ― 1.5%
CME Group, Inc.	37,000	10,316,710

Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

IntercontinentalExchange, Inc.(1)	242,000	$ 22,762,520
		33,079,230

ELECTRICAL EQUIPMENT ― 1.7%
JA Solar Holdings Co. Ltd. ADR(1)	2,261,000	10,875,410
Suntech Power Holdings Co. Ltd. ADR(1)	1,490,000	27,401,100
		38,276,510

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.9%
AU Optronics Corp. ADR(1)	921,000	10,259,940
Corning, Inc.	2,664,000	45,288,000
LG Display Co., Ltd.	371,000	10,708,313
		66,256,253

ENERGY EQUIPMENT & SERVICES ― 3.1%
Atwood Oceanics, Inc.(1)	845,000	24,369,800
Cameron International Corp.(1)	757,000	23,641,110
Oceaneering International, Inc.(1)	327,000	16,650,840
Weatherford International Ltd.(1)	326,000	6,115,760
		70,777,510

FOOD PRODUCTS ― 0.6%
Green Mountain Coffee Roasters, Inc.(1)	182,000	12,820,080

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.5%
Edwards Lifesciences Corp.(1)	171,000	11,185,110

HEALTH CARE PROVIDERS & SERVICES ― 3.5%
Express Scripts, Inc.(1)	606,000	42,444,240
Health Management Associates, Inc., Class A(1)	947,000	5,710,410
Medco Health Solutions, Inc.(1)	465,000	24,579,900
Tenet Healthcare Corp.(1)	1,407,000	5,557,650
		78,292,200

HEALTH CARE TECHNOLOGY ― 0.8%
Allscripts-Misys Healthcare Solutions, Inc.	983,000	16,937,090

HOTELS, RESTAURANTS & LEISURE ― 5.1%
Boyd Gaming Corp.(1)	478,000	4,392,820
Brinker International, Inc.	356,000	5,923,840
Cheesecake Factory, Inc. (The)(1)	604,000	11,699,480
Ctrip.com International Ltd. ADR(1)	389,000	19,936,250
International Game Technology	627,000	12,383,250
Las Vegas Sands Corp.(1)	1,088,000	10,172,800
Penn National Gaming, Inc.(1)	530,000	16,806,300
PF Chang's China Bistro, Inc.(1)	339,000	11,495,490
Pinnacle Entertainment, Inc.(1)	556,000	5,576,680
WMS Industries, Inc.(1)	335,000	12,113,600
Wynn Resorts Ltd.(1)	112,000	5,731,040
		116,231,550

HOUSEHOLD DURABLES ― 1.8%
KB Home	1,404,000	23,432,760
NVR, Inc.(1)	28,000	16,832,200
		40,264,960

INDUSTRIAL CONGLOMERATES ― 1.0%
McDermott International, Inc.(1)	1,210,000	23,643,400

INTERNET & CATALOG RETAIL ― 0.5%
Netflix, Inc.(1)	272,000	11,951,680

Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

INTERNET SOFTWARE & SERVICES ― 2.3%
Digital River, Inc.(1)	279,000	$ 9,862,650
Equinix, Inc.(1)	216,000	17,653,680
NetEase.com, Inc. ADR(1)	558,000	24,585,480
		52,101,810

LIFE SCIENCES TOOLS & SERVICES ― 2.5%
Covance, Inc.(1)	434,000	23,935,100
Life Technologies Corp.(1)	738,000	33,601,140
		57,536,240

MACHINERY ― 2.9%
Bucyrus International, Inc.	584,000	17,216,320
Flowserve Corp.	156,000	12,600,120
Ingersoll-Rand plc	614,000	17,732,320
Joy Global, Inc.	477,000	17,734,860
		65,283,620

METALS & MINING ― 5.0%
Agnico-Eagle Mines Ltd.	189,000	11,065,950
AK Steel Holding Corp.	978,000	19,237,260
Cia Siderurgica Nacional SA ADR	702,000	17,971,200
Freeport-McMoRan Copper & Gold, Inc.	374,000	22,552,200
Thompson Creek Metals Co., Inc.(1)	868,000	12,629,400
Walter Energy, Inc.	630,000	31,096,800
		114,552,810

MULTILINE RETAIL ― 3.1%
Dollar Tree, Inc.(1)	799,000	36,849,880
Family Dollar Stores, Inc.	1,066,000	33,493,720
		70,343,600

OIL, GAS & CONSUMABLE FUELS ― 3.9%
Continental Resources, Inc.(1)	402,000	13,599,660
Petrohawk Energy Corp.(1)	1,728,000	41,955,840
Southwestern Energy Co.(1)	499,000	20,673,570
Whiting Petroleum Corp.(1)	271,000	12,455,160
		88,684,230

PERSONAL PRODUCTS ― 0.5%
Avon Products, Inc.	348,000	11,268,240

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 10.8%
Altera Corp.	603,000	11,270,070
ASML Holding NV New York Shares	1,152,000	29,963,520
Atheros Communications, Inc.(1)	699,000	17,475,000
Broadcom Corp., Class A(1)	1,157,000	32,662,110
Cypress Semiconductor Corp.(1)	1,053,000	11,182,860
Marvell Technology Group Ltd.(1)	1,708,000	22,784,720
Microsemi Corp.(1)	1,257,477	17,164,561
PMC - Sierra, Inc.(1)	3,322,000	30,396,300
Semtech Corp.(1)	1,322,000	24,324,800
Silicon Laboratories, Inc.(1)	598,000	25,612,340
Teradyne, Inc.(1)	2,716,000	21,402,080
		244,238,361

SOFTWARE ― 4.9%
Cerner Corp.(1)	347,000	22,582,760
McAfee, Inc.(1)	749,000	33,390,420

Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Rovi Corp.(1)	1,304,000	$ 34,112,640
Shanda Interactive Entertainment Ltd. ADR(1)	442,000	21,914,360
		112,000,180

SPECIALTY RETAIL ― 7.3%
Advance Auto Parts, Inc.	509,000	23,531,070
Aeropostale, Inc.(1)	728,000	26,499,200
Bed Bath & Beyond, Inc.(1)	495,000	17,201,250
Chico's FAS, Inc.(1)	2,162,000	24,798,140
O'Reilly Automotive, Inc.(1)	713,000	28,990,580
Ross Stores, Inc.	767,000	33,817,030
TJX Cos., Inc. (The)	311,000	11,267,530
		166,104,800

TEXTILES, APPAREL & LUXURY GOODS ― 0.8%
Coach, Inc.	580,000	17,162,200

WIRELESS TELECOMMUNICATION SERVICES ― 3.5%
American Tower Corp., Class A(1)	692,000	23,590,280
SBA Communications Corp., Class A(1)	2,168,000	56,563,120
		80,153,400
TOTAL COMMON STOCKS
(Cost $1,862,443,459)		2,241,914,142
TEMPORARY CASH INVESTMENTS — 3.0%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	83,818	83,818

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.63%, 6/30/14, valued at $70,334,757), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $68,600,800)		68,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $68,683,818)		68,683,818

TOTAL INVESTMENT SECURITIES — 101.7%
(Cost $1,931,127,277)		2,310,597,960
OTHER ASSETS AND LIABILITIES — (1.7)%		(39,369,411)
TOTAL NET ASSETS — 100.0%		$2,271,228,549

Geographic Diversification
(as a % of net assets)
United States	84.7%
People's Republic of China	4.6%
Bermuda	2.4%
Netherlands	1.3%
Sweden	1.1%
Canada	1.0%
Brazil	0.8%
Ireland	0.8%
Cayman Islands	0.7%
South Korea	0.5%
Taiwan (Republic of China)	0.4%
Switzerland	0.3%
France	0.1%
Cash and Equivalents*	1.3%
* Includes temporary cash investments and other assets and liabilities.

Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,923,189,986	–	–
Foreign Common Stocks	308,015,843	$10,708,313	–
Temporary Cash Investments	83,818	68,600,000	–
Total Value of Investment Securities	$2,231,289,647	$79,308,313	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,955,468,279
Gross tax appreciation of investments	$ 361,812,683
Gross tax depreciation of investments	(6,683,002)
Net tax appreciation (depreciation) of investments	$ 355,129,681

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Giftrust® Fund

July 31, 2009

Giftrust – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.9%

AEROSPACE & DEFENSE ― 1.5%
Honeywell International, Inc.	119,238	$ 4,137,559
Lockheed Martin Corp.	104,400	7,804,944
		11,942,503

AIR FREIGHT & LOGISTICS ― 1.1%
United Parcel Service, Inc., Class B	173,873	9,342,196

AUTO COMPONENTS ― 1.0%
Autoliv, Inc.	119,894	4,293,404
BorgWarner, Inc.	121,508	4,032,851
		8,326,255

BEVERAGES ― 1.2%
Coca-Cola Co. (The)	115,305	5,746,801
PepsiCo, Inc.	72,137	4,093,775
		9,840,576

BIOTECHNOLOGY ― 4.0%
Amgen, Inc.(1)	59,119	3,683,705
Celgene Corp.(1)	168,847	9,617,525
CSL Ltd.	119,091	3,042,834
Gilead Sciences, Inc.(1)	279,424	13,672,216
Grifols SA	140,558	2,559,309
		32,575,589

CAPITAL MARKETS ― 2.3%
Affiliated Managers Group, Inc.(1)	55,768	3,681,803
Goldman Sachs Group, Inc. (The)	63,199	10,320,397
Morgan Stanley	183,003	5,215,586
		19,217,786

CHEMICALS ― 1.5%
Monsanto Co.	118,798	9,979,032
Potash Corp. of Saskatchewan, Inc.	21,401	1,990,507
		11,969,539

COMMERCIAL BANKS ― 0.7%
Wells Fargo & Co.	225,294	5,510,691

COMMUNICATIONS EQUIPMENT ― 5.9%
ADTRAN, Inc.	84,748	2,047,512
Cisco Systems, Inc.(1)	920,508	20,260,381
Juniper Networks, Inc.(1)	146,204	3,820,310
QUALCOMM, Inc.	385,552	17,816,358
Starent Networks Corp.(1)	173,190	4,153,096
		48,097,657

COMPUTERS & PERIPHERALS ― 7.4%
Apple, Inc.(1)	237,499	38,804,962
Hewlett-Packard Co.	273,145	11,827,178
Seagate Technology	416,904	5,019,524
STEC, Inc.(1)	132,864	4,529,334
		60,180,998

CONSTRUCTION & ENGINEERING ― 0.4%
Quanta Services, Inc.(1)	141,169	3,290,649

Giftrust – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

CONSUMER FINANCE ― 0.5%
Discover Financial Services	316,474	$ 3,759,711

CONTAINERS & PACKAGING ― 0.4%
Crown Holdings, Inc.(1)	126,361	3,171,661

DIVERSIFIED CONSUMER SERVICES ― 1.0%
Career Education Corp.(1)	220,642	5,057,115
Corinthian Colleges, Inc.(1)	180,299	2,783,816
		7,840,931

DIVERSIFIED FINANCIAL SERVICES ― 1.7%
Bank of America Corp.	480,085	7,100,457
CME Group, Inc.	8,204	2,287,522
JPMorgan Chase & Co.	117,514	4,541,916
		13,929,895

ELECTRICAL EQUIPMENT ― 2.0%
Cooper Industries Ltd., Class A	151,258	4,983,951
Emerson Electric Co.	59,895	2,178,980
JA Solar Holdings Co. Ltd. ADR(1)	404,993	1,948,016
Suntech Power Holdings Co. Ltd. ADR(1)	276,483	5,084,523
Vestas Wind Systems A/S(1)	29,706	2,092,332
		16,287,802

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.2%
Corning, Inc.	582,259	9,898,403

ENERGY EQUIPMENT & SERVICES ― 0.5%
Weatherford International Ltd.(1)	216,872	4,068,519

FOOD & STAPLES RETAILING ― 5.8%
Costco Wholesale Corp.	134,171	6,641,464
CVS Caremark Corp.	143,492	4,804,112
Walgreen Co.	201,355	6,252,073
Wal-Mart Stores, Inc.	390,579	19,482,081
Whole Foods Market, Inc.(1)	414,799	10,033,988
		47,213,718

FOOD PRODUCTS ― 0.4%
Green Mountain Coffee Roasters, Inc.(1)	24,478	1,724,230
Kellogg Co.	32,624	1,549,640
		3,273,870

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.9%
Baxter International, Inc.	180,302	10,163,623
Beckman Coulter, Inc.	55,926	3,522,779
C.R. Bard, Inc.	45,421	3,341,623
Covidien plc	155,210	5,868,490
ev3, Inc.(1)	60,703	744,826
		23,641,341

HEALTH CARE PROVIDERS & SERVICES ― 4.5%
Express Scripts, Inc.(1)	166,149	11,637,076
Health Management Associates, Inc., Class A(1)	204,930	1,235,728
Medco Health Solutions, Inc.(1)	285,504	15,091,742
Tenet Healthcare Corp.(1)	1,363,839	5,387,164
WellPoint, Inc.(1)	68,955	3,629,791
		36,981,501

Giftrust – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

HEALTH CARE TECHNOLOGY ― 0.2%
athenahealth, Inc.(1)	43,948	$ 1,623,439

HOTELS, RESTAURANTS & LEISURE ― 3.0%
Cheesecake Factory, Inc. (The)(1)	119,573	2,316,129
Chipotle Mexican Grill, Inc., Class B(1)	30,268	2,474,409
Ctrip.com International Ltd. ADR(1)	76,190	3,904,738
Las Vegas Sands Corp.(1)	318,078	2,974,029
Penn National Gaming, Inc.(1)	165,165	5,237,382
Starbucks Corp.(1)	410,355	7,263,283
		24,169,970

HOUSEHOLD PRODUCTS ― 1.0%
Colgate-Palmolive Co.	39,459	2,858,410
Procter & Gamble Co. (The)	96,739	5,369,982
		8,228,392

INSURANCE ― 0.3%
Aflac, Inc.	77,351	2,928,509

INTERNET & CATALOG RETAIL ― 0.3%
priceline.com, Inc.(1)	19,396	2,514,110

INTERNET SOFTWARE & SERVICES ― 4.3%
Digital River, Inc.(1)	100,468	3,551,544
Equinix, Inc.(1)	27,577	2,253,868
Google, Inc., Class A(1)	56,317	24,951,247
Tencent Holdings Ltd.	306,600	4,138,084
		34,894,743

IT SERVICES ― 4.1%
International Business Machines Corp.	142,624	16,819,648
MasterCard, Inc., Class A	26,931	5,225,422
Visa, Inc., Class A	175,147	11,465,123
		33,510,193

LIFE SCIENCES TOOLS & SERVICES ― 1.6%
Illumina, Inc.(1)	110,441	3,991,338
Life Technologies Corp.(1)	195,878	8,918,325
		12,909,663

MACHINERY ― 2.8%
Cummins, Inc.	98,498	4,236,399
Flowserve Corp.	41,089	3,318,758
Illinois Tool Works, Inc.	30,680	1,244,074
Ingersoll-Rand plc	272,786	7,878,060
Navistar International Corp.(1)	164,901	6,520,186
		23,197,477

MARINE ― 0.6%
Diana Shipping, Inc.	225,353	3,209,027
Genco Shipping & Trading Ltd.	83,039	1,985,462
		5,194,489

MEDIA ― 1.0%
DIRECTV Group, Inc. (The)(1)	308,315	7,985,358

METALS & MINING ― 2.6%
AK Steel Holding Corp.	246,452	4,847,711
Cliffs Natural Resources, Inc.	157,928	4,325,648
Vale SA ADR	206,592	4,076,060

Giftrust – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Walter Energy, Inc.	161,036	$ 7,948,737
		21,198,156

MULTILINE RETAIL ― 2.6%
J.C. Penney Co., Inc.	265,176	7,995,057
Kohl's Corp.(1)	268,264	13,024,217
		21,019,274

OIL, GAS & CONSUMABLE FUELS ― 3.2%
Exxon Mobil Corp.	67,644	4,761,461
Peabody Energy Corp.	188,459	6,239,877
Petrohawk Energy Corp.(1)	152,874	3,711,781
Petroleo Brasileiro SA-Petrobras ADR	166,069	6,848,686
Quicksilver Resources, Inc.(1)	400,978	4,595,208
		26,157,013

PHARMACEUTICALS ― 3.0%
Abbott Laboratories	348,569	15,682,119
Bristol-Myers Squibb Co.	164,161	3,568,860
Johnson & Johnson	82,386	5,016,484
		24,267,463

PROFESSIONAL SERVICES ― 0.3%
Manpower, Inc.	45,610	2,186,999

ROAD & RAIL ― 1.7%
J.B. Hunt Transport Services, Inc.	144,316	4,033,632
Union Pacific Corp.	169,851	9,769,830
		13,803,462

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.7%
Analog Devices, Inc.	111,607	3,054,684
Broadcom Corp., Class A(1)	270,519	7,636,751
Intel Corp.	412,718	7,944,821
Marvell Technology Group Ltd.(1)	238,117	3,176,481
MEMC Electronic Materials, Inc.(1)	173,776	3,061,933
Micron Technology, Inc.(1)	335,402	2,143,219
NVIDIA Corp.(1)	565,479	7,311,643
Teradyne, Inc.(1)	276,986	2,182,650
Texas Instruments, Inc.	251,210	6,041,601
Varian Semiconductor Equipment Associates, Inc.(1)	120,033	3,845,857
		46,399,640

SOFTWARE ― 6.7%
Adobe Systems, Inc.(1)	76,081	2,466,546
Citrix Systems, Inc.(1)	86,383	3,075,235
McAfee, Inc.(1)	65,077	2,901,133
Microsoft Corp.	1,125,684	26,476,088
Oracle Corp.	732,097	16,201,306
Perfect World Co. Ltd., Class B ADR(1)	107,429	3,843,809
		54,964,117

SPECIALTY RETAIL ― 2.1%
Best Buy Co., Inc.	81,808	3,057,165
Chico's FAS, Inc.(1)	476,120	5,461,096
Dick's Sporting Goods, Inc.(1)	162,707	3,229,734
O'Reilly Automotive, Inc.(1)	135,134	5,494,549
		17,242,544

Giftrust – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Warnaco Group, Inc. (The)(1)	81,629	$ 2,965,582

TOBACCO ― 3.5%
Altria Group, Inc.	455,936	7,992,558
Lorillard, Inc.	73,352	5,407,509
Philip Morris International, Inc.	329,848	15,370,917
		28,770,984

WIRELESS TELECOMMUNICATION SERVICES ― 1.0%
Millicom International Cellular SA(1)	28,580	2,119,207
SBA Communications Corp., Class A(1)	248,367	6,479,895
		8,599,102
TOTAL COMMON STOCKS
(Cost $633,618,346)		815,092,470
TEMPORARY CASH INVESTMENTS — 0.2%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	9,681	9,681

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 4/30/12, valued at $1,531,107), in a joint trading account at 0.17%, dated 7/31/09, due 8/3/09 (Delivery value $1,500,021)		1,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,509,681)		1,509,681

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $635,128,027)		816,602,151
OTHER ASSETS AND LIABILITIES — (0.1)%		(527,735)
TOTAL NET ASSETS — 100.0%		$816,074,416

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
2,177,222	AUD for USD	8/31/09	$1,817,000	$(34,402)
6,505,614	DKK for USD	8/31/09	1,244,393	(15,963)
1,004,849	EUR for USD	8/31/09	1,432,302	(21,755)
			$4,493,695	$(72,120)
(Value on Settlement Date $4,421,575)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
DKK	-	Danish Krone
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

Giftrust – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$743,999,380	–	–
Foreign Common Stocks	59,260,531	$11,832,559	–
Temporary Cash Investments	9,681	1,500,000	–
Total Value of Investment Securities	$803,269,592	$13,332,559	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(72,120)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$(72,120)	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$644,215,644
Gross tax appreciation of investments	$178,425,548
Gross tax depreciation of investments	(6,039,041)
Net tax appreciation (depreciation) of investments	$172,386,507

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

July 31, 2009

Select – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%

AEROSPACE & DEFENSE ― 2.9%
General Dynamics Corp.	493,548	$ 27,337,624
Rockwell Collins, Inc.	431,104	18,192,589
		45,530,213

BEVERAGES ― 4.3%
Coca-Cola Co. (The)	861,270	42,925,697
Diageo plc	1,556,791	24,393,080
		67,318,777

BIOTECHNOLOGY ― 3.3%
Genzyme Corp.(1)	422,022	21,898,722
Gilead Sciences, Inc.(1)	599,310	29,324,238
		51,222,960

CAPITAL MARKETS ― 4.1%
Bank of New York Mellon Corp. (The)	1,157,176	31,637,192
Franklin Resources, Inc.	378,919	33,602,537
		65,239,729

CHEMICALS ― 3.3%
Monsanto Co.	399,240	33,536,160
Potash Corp. of Saskatchewan, Inc.	194,053	18,048,870
		51,585,030

COMMUNICATIONS EQUIPMENT ― 4.4%
Cisco Systems, Inc.(1)	1,627,456	35,820,306
QUALCOMM, Inc.	742,490	34,310,463
		70,130,769

COMPUTERS & PERIPHERALS ― 9.8%
Apple, Inc.(1)	352,000	57,513,280
EMC Corp.(1)	2,285,226	34,415,504
Hewlett-Packard Co.	940,625	40,729,062
Teradata Corp.(1)	890,123	21,870,322
		154,528,168

CONSTRUCTION & ENGINEERING ― 0.9%
Fluor Corp.	265,579	14,022,571

DIVERSIFIED FINANCIAL SERVICES ― 2.8%
CME Group, Inc.	57,988	16,168,794
Hong Kong Exchanges and Clearing Ltd.	537,000	10,130,180
JPMorgan Chase & Co.	447,679	17,302,793
		43,601,767

ELECTRICAL EQUIPMENT ― 3.9%
ABB Ltd. ADR(1)	1,438,092	26,288,322
Emerson Electric Co.	784,098	28,525,485
Vestas Wind Systems A/S(1)	95,830	6,749,754
		61,563,561

ENERGY EQUIPMENT & SERVICES ― 2.4%
Schlumberger Ltd.	412,367	22,061,635
Transocean Ltd.(1)	204,221	16,274,371
		38,336,006

FOOD & STAPLES RETAILING ― 4.9%
Costco Wholesale Corp.	307,548	15,223,626

Select – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

CVS Caremark Corp.	516,944	$ 17,307,285
Wal-Mart Stores, Inc.	892,536	44,519,696
		77,050,607

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.4%
Baxter International, Inc.	354,273	19,970,369
Medtronic, Inc.	497,358	17,616,420
		37,586,789

HEALTH CARE PROVIDERS & SERVICES ― 4.3%
Medco Health Solutions, Inc.(1)	700,115	37,008,079
UnitedHealth Group, Inc.	1,124,374	31,549,934
		68,558,013

HOTELS, RESTAURANTS & LEISURE ― 3.9%
International Game Technology	877,802	17,336,590
McDonald's Corp.	475,655	26,189,564
Yum! Brands, Inc.	521,132	18,479,341
		62,005,495

HOUSEHOLD PRODUCTS ― 2.1%
Colgate-Palmolive Co.	456,017	33,033,871

INTERNET SOFTWARE & SERVICES ― 4.7%
Baidu, Inc. ADR(1)	61,673	21,470,838
Google, Inc., Class A(1)	118,338	52,429,651
		73,900,489

IT SERVICES ― 2.2%
MasterCard, Inc., Class A	180,579	35,037,743

LEISURE EQUIPMENT & PRODUCTS ― 1.1%
Hasbro, Inc.	654,453	17,343,005

LIFE SCIENCES TOOLS & SERVICES ― 1.1%
Thermo Fisher Scientific, Inc.(1)	369,713	16,740,605

MACHINERY ― 1.0%
Parker-Hannifin Corp.	337,637	14,950,566

METALS & MINING ― 1.1%
Freeport-McMoRan Copper & Gold, Inc.	294,709	17,770,953

MULTILINE RETAIL ― 1.1%
Kohl's Corp.(1)	350,221	17,003,230

OIL, GAS & CONSUMABLE FUELS ― 2.5%
EOG Resources, Inc.	159,292	11,792,387
Occidental Petroleum Corp.	397,008	28,322,551
		40,114,938

PERSONAL PRODUCTS ― 0.7%
Mead Johnson Nutrition Co., Class A	311,388	11,337,637

PHARMACEUTICALS ― 4.2%
Abbott Laboratories	398,243	17,916,952
Allergan, Inc.	472,390	25,239,798
Johnson & Johnson	389,680	23,727,615
		66,884,365

PROFESSIONAL SERVICES ― 1.0%
Robert Half International, Inc.	660,959	16,385,174

Select – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

ROAD & RAIL ― 0.6%
J.B. Hunt Transport Services, Inc.	361,376	$ 10,100,459

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.3%
Applied Materials, Inc.	1,208,638	16,679,204
Linear Technology Corp.	1,045,996	28,105,913
MEMC Electronic Materials, Inc.(1)	423,504	7,462,140
		52,247,257

SOFTWARE ― 8.1%
Adobe Systems, Inc.(1)	1,047,540	33,961,247
Microsoft Corp.	1,699,930	39,982,354
Nintendo Co. Ltd.	90,500	24,474,452
Oracle Corp.	1,308,165	28,949,691
		127,367,744

SPECIALTY RETAIL ― 4.1%
Lowe's Cos., Inc.	1,631,700	36,647,982
TJX Cos., Inc. (The)	789,421	28,600,723
		65,248,705

TOBACCO ― 1.8%
Philip Morris International, Inc.	617,174	28,760,308

TRANSPORTATION INFRASTRUCTURE ― 0.7%
China Merchants Holdings International Co. Ltd.	1,539,973	5,086,846
Hopewell Highway Infrastructure Ltd.	8,974,500	5,488,884
		10,575,730

WIRELESS TELECOMMUNICATION SERVICES ― 0.5%
Rogers Communications, Inc., Class B	283,048	7,864,123

TOTAL COMMON STOCKS
(Cost $1,559,342,927)		1,570,947,357
TEMPORARY CASH INVESTMENTS — 0.4%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	71,503	71,503
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $5,742,646), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $5,600,065)		5,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,671,503)		5,671,503

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $1,565,014,430)		1,576,618,860
OTHER ASSETS AND LIABILITIES — 0.1%		2,136,982
TOTAL NET ASSETS — 100.0%		$1,578,755,842

Select – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	89.0%
Switzerland	2.7%
Canada	1.6%
Japan	1.6%
United Kingdom	1.5%
People's Republic of China	1.4%
Hong Kong	1.3%
Denmark	0.4%
Cash and Equivalents*	0.5%
* Includes temporary cash investments and other assets and liabilities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
9,100,024	CAD for USD	8/31/09	$ 8,448,164	$ (77,858)
26,233,463	DKK for USD	8/31/09	5,017,936	(64,370)
10,566,719	GBP for USD	8/28/09	17,650,330	(338,558)
1,205,007,500	JPY for USD	8/31/09	12,737,792	(63,775)
			$43,854,222	$(544,561)
(Value on Settlement Date $43,309,661)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
DKK	-	Danish Krone
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

Select – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,404,677,637	–	–
Foreign Common Stocks	82,082,401	$84,187,319	–
Temporary Cash Investments	71,503	5,600,000	–
Total Value of Investment Securities	$1,486,831,541	$89,787,319	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(544,561)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$(544,561)	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,570,559,874
Gross tax appreciation of investments	$ 145,380,089
Gross tax depreciation of investments	(139,321,105)
Net tax appreciation (depreciation) of investments	$ 6,058,984

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Growth Fund

July 31, 2009

Capital Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%

AEROSPACE & DEFENSE ― 2.7%
Honeywell International, Inc.	7,400	$ 256,780
Raytheon Co.	8,500	399,075
Rockwell Collins, Inc.	3,537	149,261
		805,116

AIR FREIGHT & LOGISTICS ― 0.9%
United Parcel Service, Inc., Class B	5,300	284,769

AUTO COMPONENTS ― 1.3%
BorgWarner, Inc.	12,200	404,918

BEVERAGES ― 5.2%
Coca-Cola Co. (The)	18,800	936,992
PepsiCo, Inc.	11,200	635,600
		1,572,592

BIOTECHNOLOGY ― 4.7%
Alexion Pharmaceuticals, Inc.(1)	4,666	205,538
Amgen, Inc.(1)	10,933	681,235
Gilead Sciences, Inc.(1)	6,900	337,617
Myriad Genetics, Inc.(1)	3,500	95,970
Vertex Pharmaceuticals, Inc.(1)	3,100	111,631
		1,431,991

CAPITAL MARKETS ― 1.0%
Goldman Sachs Group, Inc. (The)	1,800	293,940

CHEMICALS ― 1.8%
Celanese Corp., Class A	13,910	357,487
Monsanto Co.	2,100	176,400
		533,887

COMMERCIAL BANKS ― 1.1%
Wells Fargo & Co.	13,996	342,342

COMMUNICATIONS EQUIPMENT ― 6.5%
Arris Group, Inc.(1)	7,300	88,914
Cisco Systems, Inc.(1)	31,600	695,516
F5 Networks, Inc.(1)	5,800	215,296
Juniper Networks, Inc.(1)	6,300	164,619
QUALCOMM, Inc.	16,300	753,223
Research In Motion Ltd.(1)	744	56,544
		1,974,112

COMPUTERS & PERIPHERALS ― 6.2%
Apple, Inc.(1)	6,900	1,127,391
EMC Corp.(1)	10,200	153,612
Hewlett-Packard Co.	6,841	296,215
NetApp, Inc.(1)	12,925	290,296
		1,867,514

CONSUMER FINANCE ― 0.9%
American Express Co.	10,000	283,300

DIVERSIFIED ― 1.1%
iShares Russell 1000 Growth Index Fund	7,600	332,348

Capital Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED FINANCIAL SERVICES ― 1.5%
CME Group, Inc.	400	$ 111,532
IntercontinentalExchange, Inc.(1)	1,900	178,714
Moody's Corp.	6,900	163,806
		454,052

ELECTRIC UTILITIES ― 0.6%
FPL Group, Inc.	3,200	181,344

ENERGY EQUIPMENT & SERVICES ― 1.3%
Schlumberger Ltd.	5,500	294,250
Transocean Ltd.(1)	1,100	87,659
		381,909

FOOD & STAPLES RETAILING ― 3.6%
Walgreen Co.	15,600	484,380
Wal-Mart Stores, Inc.	12,000	598,560
		1,082,940

FOOD PRODUCTS ― 3.0%
General Mills, Inc.	5,900	347,569
Kellogg Co.	7,121	338,247
Nestle SA	5,500	226,351
		912,167

HEALTH CARE EQUIPMENT & SUPPLIES ― 4.1%
Alcon, Inc.	500	63,800
Baxter International, Inc.	9,148	515,673
Becton, Dickinson & Co.	2,100	136,815
Covidien plc	6,100	230,641
Edwards Lifesciences Corp.(1)	2,268	148,350
Gen-Probe, Inc.(1)	2,419	89,793
Intuitive Surgical, Inc.(1)	261	59,330
		1,244,402

HEALTH CARE PROVIDERS & SERVICES ― 1.9%
Express Scripts, Inc.(1)	6,700	469,268
UnitedHealth Group, Inc.	3,745	105,085
		574,353

HOTELS, RESTAURANTS & LEISURE ― 0.6%
Chipotle Mexican Grill, Inc., Class A(1)	1,900	178,277

HOUSEHOLD DURABLES ― 1.6%
KB Home	9,895	165,148
Mohawk Industries, Inc.(1)	1,816	93,669
Whirlpool Corp.	4,200	239,778
		498,595

HOUSEHOLD PRODUCTS ― 3.4%
Colgate-Palmolive Co.	3,000	217,320
Procter & Gamble Co. (The)	14,792	821,104
		1,038,424

INDUSTRIAL CONGLOMERATES ― 2.0%
3M Co.	8,500	599,420

INSURANCE ― 0.8%
Aflac, Inc.	6,000	227,160

INTERNET & CATALOG RETAIL ― 0.4%
Amazon.com, Inc.(1)	1,467	125,810

Capital Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

INTERNET SOFTWARE & SERVICES ― 3.1%
Google, Inc., Class A(1)	2,100	$ 930,405

IT SERVICES ― 4.4%
International Business Machines Corp.	8,000	943,440
Visa, Inc., Class A	6,130	401,270
		1,344,710

LIFE SCIENCES TOOLS & SERVICES ― 1.0%
Illumina, Inc.(1)	2,600	93,964
QIAGEN NV(1)	3,445	65,317
Thermo Fisher Scientific, Inc.(1)	3,100	140,368
		299,649

MACHINERY ― 3.0%
Illinois Tool Works, Inc.	7,148	289,852
Navistar International Corp.(1)	6,930	274,012
PACCAR, Inc.	3,697	128,101
Valmont Industries, Inc.	2,900	208,278
		900,243

MEDIA ― 0.5%
Scripps Networks Interactive, Inc., Class A	4,973	160,528

METALS & MINING ― 0.6%
Newmont Mining Corp.	4,662	192,774

MULTILINE RETAIL ― 2.2%
Kohl's Corp.(1)	6,500	315,575
Target Corp.	8,000	348,960
		664,535

OIL, GAS & CONSUMABLE FUELS ― 2.9%
Apache Corp.	2,045	171,678
Exxon Mobil Corp.	5,514	388,130
Occidental Petroleum Corp.	2,837	202,392
Quicksilver Resources, Inc.(1)	11,129	127,538
		889,738

PERSONAL PRODUCTS ― 0.6%
Estee Lauder Cos., Inc. (The), Class A	2,400	87,456
Mead Johnson Nutrition Co., Class A	2,701	98,343
		185,799

PHARMACEUTICALS ― 4.9%
Abbott Laboratories	14,400	647,856
Johnson & Johnson	10,400	633,256
Novo Nordisk A/S B Shares	3,400	200,107
		1,481,219

ROAD & RAIL ― 1.0%
Union Pacific Corp.	5,494	316,015

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.9%
Broadcom Corp., Class A(1)	11,000	310,530
Intel Corp.	8,907	171,460
Linear Technology Corp.	7,719	207,409
Marvell Technology Group Ltd.(1)	16,731	223,192
PMC - Sierra, Inc.(1)	14,100	129,015
Xilinx, Inc.	7,177	155,669
		1,197,275

Capital Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

SOFTWARE ― 6.6%
Microsoft Corp.	47,600	$ 1,119,552
Oracle Corp.	36,300	803,319
salesforce.com, inc.(1)	2,000	86,680
		2,009,551

SPECIALTY RETAIL ― 4.0%
CarMax, Inc.(1)	8,303	133,927
Chico's FAS, Inc.(1)	15,800	181,226
J. Crew Group, Inc.(1)	8,127	228,856
Lowe's Cos., Inc.	18,227	409,379
O'Reilly Automotive, Inc.(1)	6,309	256,524
		1,209,912

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Polo Ralph Lauren Corp.	2,112	133,162

WIRELESS TELECOMMUNICATION SERVICES ― 1.1%
American Tower Corp., Class A(1)	10,100	344,309

TOTAL COMMON STOCKS
(Cost $26,029,181)		29,885,506
TEMPORARY CASH INVESTMENTS — 1.0%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	87,653	87,653
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 4/30/12, valued at $204,148), in a joint trading account at 0.17%, dated 7/31/09, due 8/3/09 (Delivery value $200,003)		200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $287,653)		287,653

TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $26,316,834)		30,173,159
OTHER ASSETS AND LIABILITIES — 0.6%		194,733
TOTAL NET ASSETS — 100.0%		$30,367,892

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
167,475	CHF for USD	8/31/09	$156,756	$(2,897)
670,735	DKK for USD	8/31/09	128,298	(1,732)
			$285,054	$(4,629)
(Value on Settlement Date $280,425)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Capital Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$29,459,048	$426,458	–
Temporary Cash Investments	87,653	200,000	–
Total Value of Investment Securities	$29,546,701	$626,458	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(4,629)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$(4,629)	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,593,363
Gross tax appreciation of investments	$ 2,715,396
Gross tax depreciation of investments	(135,600)
Net tax appreciation (depreciation) of investments	$ 2,579,796

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

July 31, 2009

Focused Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.8%

AEROSPACE & DEFENSE ― 3.7%
Honeywell International, Inc.	2,646	$ 91,816
Raytheon Co.	7,715	362,219
		454,035

AIR FREIGHT & LOGISTICS ― 0.8%
United Parcel Service, Inc., Class B	1,780	95,639

AUTO COMPONENTS ― 1.3%
BorgWarner, Inc.	4,795	159,146

BEVERAGES ― 4.4%
Coca-Cola Co. (The)	10,766	536,577

BIOTECHNOLOGY ― 2.4%
Alexion Pharmaceuticals, Inc.(1)	339	14,933
Amgen, Inc.(1)	2,894	180,325
Gilead Sciences, Inc.(1)	799	39,095
Myriad Genetics, Inc.(1)	2,053	56,293
		290,646

CAPITAL MARKETS ― 1.4%
Goldman Sachs Group, Inc. (The)	1,093	178,487

CHEMICALS ― 1.6%
Celanese Corp., Class A	7,881	202,542

COMMERCIAL BANKS ― 1.2%
Wells Fargo & Co.	6,081	148,741

COMMUNICATIONS EQUIPMENT ― 4.3%
F5 Networks, Inc.(1)	902	33,482
QUALCOMM, Inc.	10,818	499,900
		533,382

COMPUTERS & PERIPHERALS ― 7.8%
Apple, Inc.(1)	3,061	500,137
EMC Corp.(1)	16,354	246,291
Hewlett-Packard Co.	2,020	87,466
NetApp, Inc.(1)	5,744	129,010
		962,904

CONSUMER FINANCE ― 0.9%
American Express Co.	3,951	111,932

DIVERSIFIED ― 3.9%
iShares Russell 1000 Growth Index Fund	10,870	475,345

DIVERSIFIED FINANCIAL SERVICES ― 0.8%
CME Group, Inc.	33	9,201
IntercontinentalExchange, Inc.(1)	924	86,912
		96,113

ELECTRIC UTILITIES ― 2.6%
FPL Group, Inc.	5,588	316,672

ENERGY EQUIPMENT & SERVICES ― 0.7%
Schlumberger Ltd.	573	30,656
Transocean Ltd.(1)	699	55,703
		86,359

Focused Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING ― 0.4%
Walgreen Co.	1,660	$ 51,543

FOOD PRODUCTS ― 5.6%
General Mills, Inc.	3,817	224,859
Kellogg Co.	6,728	319,580
Nestle SA	3,545	145,894
		690,333

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.7%
Alcon, Inc.	171	21,820
Baxter International, Inc.	1,630	91,883
Becton, Dickinson & Co.	4,592	299,169
Gen-Probe, Inc.(1)	980	36,377
		449,249

HEALTH CARE PROVIDERS & SERVICES ― 3.0%
Express Scripts, Inc.(1)	5,174	362,387
UnitedHealth Group, Inc.	257	7,211
		369,598

HOUSEHOLD DURABLES ― 0.6%
KB Home	4,261	71,116

HOUSEHOLD PRODUCTS ― 1.0%
Procter & Gamble Co. (The)	2,238	124,231

INSURANCE ― 0.9%
Aflac, Inc.	3,099	117,328

INTERNET SOFTWARE & SERVICES ― 1.9%
Google, Inc., Class A(1)	525	232,601

IT SERVICES ― 5.4%
International Business Machines Corp.	5,346	630,454
Visa, Inc., Class A	454	29,719
		660,173

MACHINERY ― 3.9%
Illinois Tool Works, Inc.	4,818	195,370
Navistar International Corp.(1)	4,007	158,437
Valmont Industries, Inc.	1,721	123,602
		477,409

MEDIA ― 1.6%
Scripps Networks Interactive, Inc., Class A	6,291	203,074

MULTILINE RETAIL ― 4.4%
Kohl's Corp.(1)	6,452	313,245
Target Corp.	5,231	228,176
		541,421

OIL, GAS & CONSUMABLE FUELS ― 1.7%
Apache Corp.	2,425	203,579

PHARMACEUTICALS ― 6.2%
Abbott Laboratories	10,306	463,667
Novo Nordisk A/S B Shares	5,136	302,280
		765,947

ROAD & RAIL ― 3.1%
Union Pacific Corp.	6,529	375,548

Focused Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.8%
Broadcom Corp., Class A(1)	2,192	$ 61,880
Linear Technology Corp.	2,181	58,603
Marvell Technology Group Ltd.(1)	27,661	368,998
Xilinx, Inc.	4,372	94,829
		584,310

SOFTWARE ― 6.2%
Microsoft Corp.	12,673	298,069
Oracle Corp.	16,868	373,289
salesforce.com, inc.(1)	2,058	89,194
		760,552

SPECIALTY RETAIL ― 3.5%
Chico's FAS, Inc.(1)	8,809	101,039
Lowe's Cos., Inc.	14,489	325,423
		426,462

WIRELESS TELECOMMUNICATION SERVICES ― 2.1%
American Tower Corp., Class A(1)	7,452	254,039

TOTAL COMMON STOCKS
(Cost $11,175,592)		12,007,033
TEMPORARY CASH INVESTMENTS — 2.8%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	37,325	37,325

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 4/30/12, valued at $306,221), in a joint trading account at 0.17%, dated 7/31/09, due 8/3/09 (Delivery value $300,004)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $337,325)		337,325

TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $11,512,917)		12,344,358
OTHER ASSETS AND LIABILITIES — (0.6)%		(72,868)
TOTAL NET ASSETS — 100.0%		$12,271,490

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
107,945	CHF for USD	8/31/09	$ 101,037	$ (1,868)
1,013,204	DKK for USD	8/31/09	193,805	(2,616)
			$ 294,842	$ (4,484)
(Value on Settlement Date $290,358)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Focused Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 11,112,338	–	–
Foreign Common Stocks	446,521	$ 448,174
Temporary Cash Investments	37,325	300,000	–
Total Value of Investment Securities	$ 11,596,184	$ 748,174	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ (4,484)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ (4,484)	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 11,651,817
Gross tax appreciation of investments	$ 1,048,925
Gross tax depreciation of investments	(356,384)
Net tax appreciation (depreciation) of investments	$ 692,541

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

July 31, 2009

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.2%

AEROSPACE & DEFENSE ― 3.3%
General Dynamics Corp.	39,200	$ 2,171,288
Honeywell International, Inc.	122,900	4,264,630
United Technologies Corp.	21,700	1,181,999
		7,617,917

AIR FREIGHT & LOGISTICS ― 0.1%
United Parcel Service, Inc., Class B	2,700	145,071

AIRLINES ― 0.4%
Airtran Holdings, Inc.(1)	72,600	525,624
Allegiant Travel Co.(1)	8,000	346,480
		872,104

AUTOMOBILES ― 0.3%
Ford Motor Co.(1)	81,000	648,000

BEVERAGES ― 0.5%
Coca-Cola Enterprises, Inc.	55,600	1,044,724

BIOTECHNOLOGY ― 2.6%
Amgen, Inc.(1)	91,500	5,701,365
Gilead Sciences, Inc.(1)	6,500	318,045
		6,019,410

CAPITAL MARKETS ― 3.4%
BlackRock, Inc.	7,200	1,371,888
Charles Schwab Corp. (The)	92,700	1,656,549
Goldman Sachs Group, Inc. (The)	10,700	1,747,310
Knight Capital Group, Inc., Class A(1)	29,800	553,386
TD Ameritrade Holding Corp.(1)	128,900	2,389,806
		7,718,939

CHEMICALS ― 0.9%
International Flavors & Fragrances, Inc.	34,700	1,223,522
Mosaic Co. (The)	9,700	505,855
Terra Industries, Inc.	10,900	317,844
		2,047,221

COMMERCIAL BANKS ― 2.4%
Bank of Hawaii Corp.	19,100	732,867
BB&T Corp.	43,000	983,840
U.S. Bancorp.	75,300	1,536,873
Wells Fargo & Co.	88,300	2,159,818
		5,413,398

COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Knoll, Inc.	35,900	351,461

COMMUNICATIONS EQUIPMENT ― 3.3%
Cisco Systems, Inc.(1)(2)	293,400	6,457,734
QUALCOMM, Inc.	21,900	1,011,999
		7,469,733

COMPUTERS & PERIPHERALS ― 4.1%
Apple, Inc.(1)	27,800	4,542,242
EMC Corp.(1)	211,200	3,180,672
Hewlett-Packard Co.	39,600	1,714,680
		9,437,594

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

CONSTRUCTION & ENGINEERING ― 0.8%
EMCOR Group, Inc.(1)	15,200	$ 366,624
Fluor Corp.	25,000	1,320,000
Foster Wheeler AG(1)	3,000	69,300
		1,755,924

CONTAINERS & PACKAGING ― 0.6%
Pactiv Corp.(1)	37,100	934,178
Sealed Air Corp.	20,000	367,800
		1,301,978

DIVERSIFIED FINANCIAL SERVICES ― 3.0%
Bank of America Corp.	184,700	2,731,713
JPMorgan Chase & Co.	106,000	4,096,900
NYSE Euronext	4,700	126,665
		6,955,278

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.2%
AT&T, Inc.	70,400	1,846,592
Qwest Communications International, Inc.	325,300	1,255,658
Verizon Communications, Inc.	63,100	2,023,617
		5,125,867

ELECTRIC UTILITIES ― 1.1%
FirstEnergy Corp.	58,900	2,426,680
Pepco Holdings, Inc.	12,300	176,874
		2,603,554

ELECTRICAL EQUIPMENT ― 1.2%
Belden, Inc.	18,600	326,244
Emerson Electric Co.	59,800	2,175,524
GrafTech International Ltd.(1)	17,200	236,156
		2,737,924

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.2%
Avnet, Inc.(1)	23,400	570,960

ENERGY EQUIPMENT & SERVICES ― 2.2%
ENSCO International, Inc.	8,100	306,909
Nabors Industries Ltd.(1)	66,900	1,138,638
National Oilwell Varco, Inc.(1)	5,100	183,294
Noble Corp.	59,300	2,007,898
Patterson-UTI Energy, Inc.	67,300	929,413
Rowan Cos., Inc.	24,900	531,117
		5,097,269

FOOD & STAPLES RETAILING ― 1.8%
CVS Caremark Corp.	6,700	224,316
Safeway, Inc.	20,300	384,279
SUPERVALU, INC.	19,300	286,219
SYSCO Corp.	15,000	356,400
Wal-Mart Stores, Inc.	59,800	2,982,824
		4,234,038

FOOD PRODUCTS ― 4.0%
Archer-Daniels-Midland Co.	119,100	3,587,292
H.J. Heinz Co.	99,000	3,807,540
Kraft Foods, Inc., Class A	60,500	1,714,570
9,109,402

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES ― 1.2%
Baxter International, Inc.(2)	22,500	$ 1,268,325
STERIS Corp.	54,700	1,535,976
		2,804,301

HEALTH CARE PROVIDERS & SERVICES ― 1.7%
Aetna, Inc.(2)	54,000	1,456,380
Medco Health Solutions, Inc.(1)	10,100	533,886
UnitedHealth Group, Inc.	66,900	1,877,214
		3,867,480

HOTELS, RESTAURANTS & LEISURE ― 1.5%
Bally Technologies, Inc.(1)	7,200	260,712
WMS Industries, Inc.(1)	36,200	1,308,992
Yum! Brands, Inc.	51,400	1,822,644
		3,392,348

HOUSEHOLD DURABLES ― 0.2%
D.R. Horton, Inc.	37,100	429,989

HOUSEHOLD PRODUCTS ― 2.4%
Procter & Gamble Co. (The)	97,700	5,423,327

INDUSTRIAL CONGLOMERATES ― 1.4%
General Electric Co.	240,500	3,222,700

INSURANCE ― 2.8%
ACE Ltd.	19,200	941,952
Aflac, Inc.	32,600	1,234,236
American Financial Group, Inc.	9,900	241,461
Assurant, Inc.	19,400	495,088
Chubb Corp.	11,500	531,070
Lincoln National Corp.	9,600	203,424
Prudential Financial, Inc.	15,200	672,904
Unum Group	113,100	2,122,887
		6,443,022

INTERNET & CATALOG RETAIL ― 0.5%
Amazon.com, Inc.(1)	13,700	1,174,912

INTERNET SOFTWARE & SERVICES ― 0.6%
eBay, Inc.(1)	11,900	252,875
Google, Inc., Class A(1)	2,400	1,063,320
		1,316,195

IT SERVICES ― 4.5%
Accenture Ltd., Class A	33,000	1,157,310
Affiliated Computer Services, Inc., Class A(1)	38,200	1,811,062
International Business Machines Corp.	42,200	4,976,646
Western Union Co. (The)	134,000	2,342,320
		10,287,338

LEISURE EQUIPMENT & PRODUCTS ― 0.4%
Hasbro, Inc.	34,400	911,600

LIFE SCIENCES TOOLS & SERVICES ― 0.1%
Thermo Fisher Scientific, Inc.(1)	5,100	230,928

MACHINERY ― 1.6%
Dover Corp.	93,800	3,190,138
Wabtec Corp.	13,900	467,735
		3,657,873

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

MEDIA ― 2.8%
Comcast Corp., Class A	170,800	$ 2,538,088
Omnicom Group, Inc.	16,900	574,600
Time Warner Cable, Inc.	23,000	760,380
Time Warner, Inc.(2)	91,700	2,444,722
		6,317,790

METALS & MINING ― 0.5%
Cliffs Natural Resources, Inc.	33,800	925,782
Reliance Steel & Aluminum Co.	7,600	256,196
		1,181,978

MULTILINE RETAIL ― 0.9%
Big Lots, Inc.(1)(2)	54,100	1,246,464
Kohl's Corp.(1)	18,300	888,465
		2,134,929

MULTI-UTILITIES ― 2.2%
CenterPoint Energy, Inc.(2)	106,500	1,283,325
NSTAR	55,300	1,775,130
Xcel Energy, Inc.	99,500	1,984,030
		5,042,485

OIL, GAS & CONSUMABLE FUELS ― 10.4%
Alpha Natural Resources, Inc.(1)	27,700	922,687
Anadarko Petroleum Corp.	5,000	241,000
Chevron Corp.	55,400	3,848,638
ConocoPhillips	56,100	2,452,131
Exxon Mobil Corp.	139,900	9,847,561
Murphy Oil Corp.	16,000	931,200
Occidental Petroleum Corp.	37,100	2,646,714
Peabody Energy Corp.	18,800	622,468
Sunoco, Inc.	35,100	866,619
Tesoro Corp.	19,100	250,019
Valero Energy Corp.	26,500	477,000
W&T Offshore, Inc.	33,800	361,322
Williams Cos., Inc. (The)	13,700	228,653
		23,696,012

PAPER & FOREST PRODUCTS ― 0.4%
International Paper Co.	50,600	951,786

PHARMACEUTICALS ― 8.9%
Abbott Laboratories	99,800	4,490,002
Bristol-Myers Squibb Co.	81,700	1,776,158
Eli Lilly & Co.	53,800	1,877,082
Johnson & Johnson	77,100	4,694,619
Pfizer, Inc.	365,300	5,819,229
Schering-Plough Corp.	66,800	1,770,868
		20,427,958

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.4%
Public Storage	11,300	820,041

ROAD & RAIL ― 1.1%
Norfolk Southern Corp.	11,400	493,050
Ryder System, Inc.	30,900	1,085,517
Union Pacific Corp.	17,100	983,592
		2,562,159

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.2%
Altera Corp.	78,200	$ 1,461,558
Atmel Corp.(1)	109,000	454,530
Intel Corp.	33,000	635,250
Marvell Technology Group Ltd.(1)	187,500	2,501,250
National Semiconductor Corp.	80,100	1,206,306
Xilinx, Inc.	54,000	1,171,260
		7,430,154

SOFTWARE ― 2.7%
Microsoft Corp.	64,900	1,526,448
Oracle Corp.	138,300	3,060,579
Red Hat, Inc.(1)	21,200	483,996
Symantec Corp.(1)	70,800	1,057,044
		6,128,067

SPECIALTY RETAIL ― 2.5%
Gap, Inc. (The)	132,700	2,165,664
Genesco, Inc.(1)	13,900	301,908
Home Depot, Inc. (The)	35,200	913,088
Lowe's Cos., Inc.	102,100	2,293,166
		5,673,826

TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Coach, Inc.	14,300	423,137

THRIFTS & MORTGAGE FINANCE ― 0.3%
Hudson City Bancorp., Inc.	53,600	753,616

TOBACCO ― 0.9%
Altria Group, Inc.(2)	87,200	1,528,616
Philip Morris International, Inc.	9,500	442,700
		1,971,316

TRADING COMPANIES & DISTRIBUTORS ― 0.3%
United Rentals, Inc.(1)	94,500	705,915

WIRELESS TELECOMMUNICATION SERVICES ― 1.0%
American Tower Corp., Class A(1)	65,300	2,226,077

TOTAL COMMON STOCKS
(Cost $220,780,390)		219,887,025
TEMPORARY CASH INVESTMENTS ― 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	88,035	88,035

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 4/30/12, valued at $3,659,346), in a joint trading account at 0.17%, dated 7/31/09, due 8/3/09 (Delivery value $3,585,051)		3,585,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,673,035)		3,673,035

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Value

TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.4%

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 4/30/12, valued at $5,527,296), in a joint trading account at 0.17%, dated 7/31/09, due 8/3/09 (Delivery value $5,415,077)

(Cost $5,415,000)	$ 5,415,000

TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $229,868,425)	$228,975,060
OTHER ASSETS AND LIABILITIES — (0.2)%	(519,786)
TOTAL NET ASSETS — 100.0%	$228,455,274

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
110	S&P 500 E-Mini Futures	September 2009	$5,414,200	$601,219

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $5,415,000.

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 219,887,025	–	–
Temporary Cash Investments	88,035	$ 9,000,000	–
Total Value of Investment Securities	$ 219,975,060	$ 9,000,000	–
Other Financial Instruments
Futures Contracts	$ 601,219	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ 601,219	–	–

Fundamental Equity – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 233,602,023
Gross tax appreciation of investments	$ 21,327,197
Gross tax depreciation of investments	(25,954,160)
Net tax appreciation (depreciation) of investments	$ (4,626,963)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

July 31, 2009

Heritage – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.2%

AEROSPACE & DEFENSE ― 0.8%
Lockheed Martin Corp.	25,800	$ 1,928,808
Precision Castparts Corp.	179,800	14,349,838
		16,278,646

AIR FREIGHT & LOGISTICS ― 0.8%
C.H. Robinson Worldwide, Inc.	273,700	14,924,861

AUTO COMPONENTS ― 1.2%
Autoliv, Inc.	303,400	10,864,754
BorgWarner, Inc.	363,800	12,074,522
		22,939,276

BEVERAGES ― 1.0%
Dr. Pepper Snapple Group, Inc.(1)	415,600	10,227,916
Hansen Natural Corp.(1)	285,800	8,862,658
		19,090,574

BIOTECHNOLOGY ― 4.4%
Alexion Pharmaceuticals, Inc.(1)	234,600	10,334,130
Celgene Corp.(1)	220,600	12,565,376
CSL Ltd.	631,891	16,145,126
Gilead Sciences, Inc.(1)	248,200	12,144,426
Grifols SA	1,359,800	24,759,521
United Therapeutics Corp.(1)	105,900	9,808,458
		85,757,037

CAPITAL MARKETS ― 4.3%
Affiliated Managers Group, Inc.(1)	188,700	12,457,974
Invesco Ltd.	340,700	6,728,825
Jefferies Group, Inc.(1)	852,800	19,495,008
Lazard Ltd., Class A	364,197	13,471,647
Morgan Stanley	699,100	19,924,350
Waddell & Reed Financial, Inc., Class A	403,900	11,458,643
		83,536,447

CHEMICALS ― 2.0%
Celanese Corp., Class A	578,900	14,877,730
Monsanto Co.	99,830	8,385,720
Potash Corp. of Saskatchewan, Inc.	79,800	7,422,198
Scotts Miracle-Gro Co. (The), Class A	233,445	9,116,027
		39,801,675

COMMUNICATIONS EQUIPMENT ― 1.8%
ADTRAN, Inc.	358,600	8,663,776
Juniper Networks, Inc.(1)	200,000	5,226,000
QUALCOMM, Inc.	186,300	8,608,923
Starent Networks Corp.(1)	527,000	12,637,460
		35,136,159

COMPUTERS & PERIPHERALS ― 3.7%
Apple, Inc.(1)	225,227	36,799,840
Seagate Technology	1,681,400	20,244,056
STEC, Inc.(1)	316,700	10,796,303
Synaptics, Inc.(1)	153,500	3,679,395
		71,519,594

Heritage – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

CONSTRUCTION & ENGINEERING ― 1.4%
Foster Wheeler AG(1)	393,700	$ 9,094,470
Quanta Services, Inc.(1)	815,800	19,016,298
		28,110,768

CONSUMER FINANCE ― 0.7%
Discover Financial Services	1,171,004	13,911,528

CONTAINERS & PACKAGING ― 1.5%
Crown Holdings, Inc.(1)	1,145,500	28,752,050

DIVERSIFIED CONSUMER SERVICES ― 1.7%
Career Education Corp.(1)	657,000	15,058,440
Corinthian Colleges, Inc.(1)	581,400	8,976,816
Strayer Education, Inc.	41,300	8,771,294
		32,806,550

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
IntercontinentalExchange, Inc.(1)	107,100	10,073,826

ELECTRICAL EQUIPMENT ― 3.0%
Cooper Industries Ltd., Class A	518,400	17,081,280
JA Solar Holdings Co. Ltd. ADR(1)	2,073,700	9,974,497
Suntech Power Holdings Co. Ltd. ADR(1)	761,900	14,011,341
Trina Solar Ltd. ADR(1)	451,100	12,748,086
Vestas Wind Systems A/S(1)	71,854	5,061,012
		58,876,216

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.6%
Amphenol Corp., Class A	522,200	17,415,370
Corning, Inc.	301,900	5,132,300
Dolby Laboratories, Inc., Class A(1)	221,476	9,220,046
		31,767,716

ENERGY EQUIPMENT & SERVICES ― 0.7%
Cameron International Corp.(1)	144,000	4,497,120
Weatherford International Ltd.(1)	517,000	9,698,920
		14,196,040

FOOD & STAPLES RETAILING ― 1.8%
Costco Wholesale Corp.	195,200	9,662,400
Whole Foods Market, Inc.(1)	1,048,000	25,351,120
		35,013,520

FOOD PRODUCTS ― 0.6%
Green Mountain Coffee Roasters, Inc.(1)	153,700	10,826,628

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.1%
American Medical Systems Holdings, Inc.(1)	399,700	6,111,413
Beckman Coulter, Inc.	199,300	12,553,907
C.R. Bard, Inc.	205,900	15,148,063
Covidien plc	237,500	8,979,875
Edwards Lifesciences Corp.(1)	173,200	11,329,012
ev3, Inc.(1)	144,670	1,775,101
Intuitive Surgical, Inc.(1)	23,400	5,319,288
		61,216,659

HEALTH CARE PROVIDERS & SERVICES ― 4.6%
Express Scripts, Inc.(1)	419,300	29,367,772
Health Management Associates, Inc., Class A(1)	488,700	2,946,861
Medco Health Solutions, Inc.(1)	539,900	28,539,114

Heritage – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Tenet Healthcare Corp.(1)	4,259,400	$ 16,824,630
WellPoint, Inc.(1)	211,100	11,112,304
		88,790,681

HEALTH CARE TECHNOLOGY ― 0.2%
athenahealth, Inc.(1)	104,800	3,871,312

HOTELS, RESTAURANTS & LEISURE ― 4.8%
Brinker International, Inc.	632,700	10,528,128
Cheesecake Factory, Inc. (The)(1)	542,200	10,502,414
Chipotle Mexican Grill, Inc., Class A(1)	60,700	5,695,481
Chipotle Mexican Grill, Inc., Class B(1)	76,400	6,245,700
Ctrip.com International Ltd. ADR(1)	285,800	14,647,250
Las Vegas Sands Corp.(1)	1,046,600	9,785,710
Penn National Gaming, Inc.(1)	468,561	14,858,069
Pinnacle Entertainment, Inc.(1)	483,700	4,851,511
Starbucks Corp.(1)	912,300	16,147,710
		93,261,973

INTERNET & CATALOG RETAIL ― 1.4%
Netflix, Inc.(1)	224,200	9,851,348
priceline.com, Inc.(1)	135,541	17,568,824
		27,420,172

INTERNET SOFTWARE & SERVICES ― 2.9%
Digital River, Inc.(1)	375,600	13,277,460
Equinix, Inc.(1)	174,700	14,278,231
NetEase.com, Inc. ADR(1)	252,100	11,107,526
Opera Software ASA	1,089,362	5,776,092
Tencent Holdings Ltd.	921,400	12,435,847
		56,875,156

IT SERVICES ― 2.8%
Cognizant Technology Solutions Corp., Class A(1)	689,400	20,399,346
Global Payments, Inc.	266,500	11,272,950
MasterCard, Inc., Class A	114,300	22,177,629
		53,849,925

LIFE SCIENCES TOOLS & SERVICES ― 2.2%
Illumina, Inc.(1)	391,100	14,134,354
Life Technologies Corp.(1)	619,000	28,183,070
		42,317,424

MACHINERY ― 3.4%
Cummins, Inc.	354,500	15,247,045
Flowserve Corp.	179,687	14,513,319
Ingersoll-Rand plc	648,600	18,731,568
Navistar International Corp.(1)	430,003	17,002,319
		65,494,251

MARINE ― 0.8%
Diana Shipping, Inc.	685,200	9,757,248
Genco Shipping & Trading Ltd.	233,200	5,575,812
		15,333,060

MEDIA ― 0.9%
DIRECTV Group, Inc. (The)(1)	706,700	18,303,530

METALS & MINING ― 3.0%
AK Steel Holding Corp.	656,300	12,909,421
Cliffs Natural Resources, Inc.	382,900	10,487,631

Heritage – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Steel Dynamics, Inc.	615,806	$ 10,074,586
Walter Energy, Inc.	493,200	24,344,352
		57,815,990

MULTI-INDUSTRY ― 1.2%
Financial Select Sector SPDR Fund	1,857,500	24,166,075

MULTILINE RETAIL ― 2.3%
Family Dollar Stores, Inc.	302,700	9,510,834
J.C. Penney Co., Inc.	582,500	17,562,375
Kohl's Corp.(1)	357,200	17,342,060
		44,415,269

OIL, GAS & CONSUMABLE FUELS ― 4.7%
Arena Resources, Inc.(1)	215,411	7,028,861
Continental Resources, Inc.(1)	271,200	9,174,696
Denbury Resources, Inc.(1)	598,400	9,933,440
Peabody Energy Corp.	345,700	11,446,127
Petrohawk Energy Corp.(1)	894,758	21,724,724
Quicksilver Resources, Inc.(1)	1,777,100	20,365,566
Range Resources Corp.	265,600	12,326,496
		91,999,910

PROFESSIONAL SERVICES ― 0.3%
Manpower, Inc.	107,100	5,135,445

REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.6%
CB Richard Ellis Group, Inc., Class A(1)	1,045,400	11,394,860

ROAD & RAIL ― 1.8%
J.B. Hunt Transport Services, Inc.	607,800	16,988,010
Union Pacific Corp.	325,000	18,694,000
		35,682,010

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 7.9%
Altera Corp.	207,400	3,876,306
Analog Devices, Inc.	678,900	18,581,493
Atheros Communications, Inc.(1)	233,300	5,832,500
Broadcom Corp., Class A(1)	712,531	20,114,750
Marvell Technology Group Ltd.(1)	1,381,700	18,431,878
MEMC Electronic Materials, Inc.(1)	517,800	9,123,636
Micron Technology, Inc.(1)	1,710,000	10,926,900
NVIDIA Corp.(1)	2,858,100	36,955,233
Silicon Laboratories, Inc.(1)	266,600	11,418,478
Teradyne, Inc.(1)	641,300	5,053,444
Varian Semiconductor Equipment Associates, Inc.(1)	428,300	13,722,732
		154,037,350

SOFTWARE ― 3.9%
Adobe Systems, Inc.(1)	90,700	2,940,494
Citrix Systems, Inc.(1)	412,700	14,692,120
McAfee, Inc.(1)	563,522	25,121,811
Perfect World Co. Ltd., Class B ADR(1)	293,900	10,515,742
Rovi Corp.(1)	464,900	12,161,784
Shanda Interactive Entertainment Ltd. ADR(1)	54,700	2,712,026
Sybase, Inc.(1)	218,700	7,829,460
		75,973,437

SPECIALTY RETAIL ― 4.9%
Advance Auto Parts, Inc.	230,000	10,632,900

Heritage – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Aeropostale, Inc.(1)	338,800	$ 12,332,320
Chico's FAS, Inc.(1)	1,605,600	18,416,232
Dick's Sporting Goods, Inc.(1)	432,600	8,587,110
O'Reilly Automotive, Inc.(1)	804,800	32,723,168
Ross Stores, Inc.	226,300	9,977,567
TJX Cos., Inc. (The)	82,300	2,981,729
		95,651,026

TEXTILES, APPAREL & LUXURY GOODS ― 1.2%
Carter's, Inc.(1)	473,100	13,407,654
Warnaco Group, Inc. (The)(1)	290,300	10,546,599
		23,954,253

THRIFTS & MORTGAGE FINANCE ― 0.6%
Hudson City Bancorp., Inc.	873,500	12,281,410

TOBACCO ― 3.0%
Altria Group, Inc.	806,200	14,132,686
Lorillard, Inc.	610,700	45,020,804
		59,153,490

TRADING COMPANIES & DISTRIBUTORS ― 1.0%
Fastenal Co.	268,900	9,564,773
MSC Industrial Direct Co., Class A	259,300	10,174,932
		19,739,705

WIRELESS TELECOMMUNICATION SERVICES ― 2.2%
Millicom International Cellular SA(1)	81,900	6,072,885
SBA Communications Corp., Class A(1)	1,105,632	28,845,939
Sprint Nextel Corp.(1)	1,735,800	6,943,200
		41,862,024
TOTAL COMMON STOCKS
(Cost $1,583,677,428)		1,933,315,508
TEMPORARY CASH INVESTMENTS — 0.5%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	2,534	2,534

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $10,562,367), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $10,300,120)		10,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,302,534)		10,302,534

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,593,979,962)		1,943,618,042
OTHER ASSETS AND LIABILITIES — 0.3%		6,496,392
TOTAL NET ASSETS — 100.0%		$1,950,114,434

Heritage – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	85.6%
People's Republic of China	4.5%
Bermuda	1.6%
Ireland	1.4%
Spain	1.3%
Cayman Islands	1.0%
Australia	0.9%
Sweden	0.6%
Greece	0.5%
Switzerland	0.5%
Canada	0.4%
Luxembourg	0.3%
Norway	0.3%
Denmark	0.3%
Cash and Equivalents*	0.8%
* Includes temporary cash investments and other assets and liabilities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
11,552,231	AUD for USD	8/31/09	$ 9,640,915	$(182,535)
15,736,026	DKK for USD	8/31/09	3,009,986	(38,612)
9,721,210	EUR for USD	8/31/09	13,856,516	(210,464)
21,569,368	NOK for USD	8/31/09	3,516,443	(50,861)
			$30,023,860	$(482,472)
(Value on Settlement Date $29,541,388)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
DKK	-	Danish Krone
EUR	-	Euro
NOK	-	Norwegian Krona
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.

Heritage – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,669,746,413	–	–
Foreign Common Stocks	199,391,497	$64,177,598	–
Temporary Cash Investments	2,534	10,300,000	–
Total Value of Investment Securities	$1,869,140,444	$74,477,598	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(482,472)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$(482,472)	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,615,876,033
Gross tax appreciation of investments	$ 360,277,224
Gross tax depreciation of investments	(32,535,215)
Net tax appreciation (depreciation) of investments	$ 327,742,009

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities II Fund

July 31, 2009

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.9%

AEROSPACE & DEFENSE ― 0.2%
DigitalGlobe, Inc.(1)	33,944	$ 617,781

AIRLINES ― 1.3%
Airtran Holdings, Inc.(1)	357,959	2,591,623
Hawaiian Holdings, Inc.(1)	418,158	2,672,030
		5,263,653

AUTO COMPONENTS ― 2.8%
Cooper Tire & Rubber Co.	208,480	3,077,165
Tenneco, Inc.(1)	183,602	2,968,844
TRW Automotive Holdings Corp.(1)	326,541	5,495,685
		11,541,694

BEVERAGES ― 1.1%
Central European Distribution Corp.(1)	77,736	2,231,801
Cott Corp.(1)	400,119	2,216,659
		4,448,460

BIOTECHNOLOGY ― 4.7%
Acorda Therapeutics, Inc.(1)	43,259	1,092,722
Alkermes, Inc.(1)	108,049	1,115,066
Alnylam Pharmaceuticals, Inc.(1)	42,818	996,375
Cubist Pharmaceuticals, Inc.(1)	64,687	1,285,331
Human Genome Sciences, Inc.(1)	151,421	2,165,320
InterMune, Inc.(1)	48,021	733,761
Isis Pharmaceuticals, Inc.(1)	103,415	1,890,426
Medarex, Inc.(1)	74,553	1,183,156
Medivation, Inc.(1)	33,717	834,496
Myriad Pharmaceuticals, Inc.(1)	51,578	251,185
Onyx Pharmaceuticals, Inc.(1)	61,447	2,207,176
PDL BioPharma, Inc.	137,383	1,130,662
Regeneron Pharmaceuticals, Inc.(1)	71,481	1,532,553
Savient Pharmaceuticals, Inc.(1)	68,816	1,072,841
Seattle Genetics, Inc.(1)	88,332	1,064,400
Theravance, Inc.(1)	62,366	941,727
		19,497,197

BUILDING PRODUCTS ― 0.8%
American Woodmark Corp.	146,266	3,428,475

CAPITAL MARKETS ― 4.5%
Cohen & Steers, Inc.	267,358	4,884,631
HFF, Inc., Class A(1)	153,132	709,001
KBW, Inc.(1)	85,419	2,493,381
Piper Jaffray Cos.(1)	112,574	5,162,644
SPDR KBW Capital Markets ETF	46,199	1,648,842
Stifel Financial Corp.(1)	35,086	1,751,844
Westwood Holdings Group, Inc.	51,032	1,992,289
		18,642,632

CHEMICALS ― 1.3%
A. Schulman, Inc.	105,374	2,245,520
Solutia, Inc.(1)	351,686	3,144,073
		5,389,593

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMERCIAL BANKS ― 2.0%
PrivateBancorp, Inc.	143,785	$ 3,570,182
Southside Bancshares, Inc.	67,624	1,531,007
Western Alliance Bancorp.(1)	458,175	3,175,153
		8,276,342

COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Cenveo, Inc.(1)	317,136	1,531,767

COMMUNICATIONS EQUIPMENT ― 2.7%
Acme Packet, Inc.(1)	57,624	578,545
Arris Group, Inc.(1)	59,957	730,276
Aruba Networks, Inc.(1)	218,425	1,939,614
Blue Coat Systems, Inc.(1)	78,007	1,457,951
Palm, Inc.(1)	86,271	1,357,043
Riverbed Technology, Inc.(1)	52,562	1,051,766
Tekelec(1)	233,206	4,288,658
		11,403,853

COMPUTERS & PERIPHERALS ― 2.3%
Novatel Wireless, Inc.(1)	459,288	4,354,050
STEC, Inc.(1)	122,970	4,192,047
Synaptics, Inc.(1)	45,482	1,090,204
		9,636,301

CONSTRUCTION & ENGINEERING ― 0.7%
Michael Baker Corp.(1)	69,049	2,944,940

CONTAINERS & PACKAGING ― 0.7%
Temple-Inland, Inc.	171,927	2,692,377

DIVERSIFIED ― 2.0%
iShares Russell Microcap Index Fund	231,508	8,341,233

DIVERSIFIED CONSUMER SERVICES ― 0.2%
CPI Corp.	55,203	1,012,423

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.7%
Neutral Tandem, Inc.(1)	92,801	2,876,831

ELECTRICAL EQUIPMENT ― 5.2%
Advanced Battery Technologies, Inc.(1)	705,506	3,026,621
American Superconductor Corp.(1)	147,855	4,756,495
AZZ, Inc.(1)	113,528	4,399,210
Ener1, Inc.(1)	185,329	1,182,399
JA Solar Holdings Co. Ltd. ADR(1)	661,918	3,183,826
Jinpan International Ltd.	36,142	1,311,955
Trina Solar Ltd. ADR(1)	138,990	3,927,857
		21,788,363

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.1%
Maxwell Technologies, Inc.(1)	309,572	4,383,539

ENERGY EQUIPMENT & SERVICES ― 0.8%
Dril-Quip, Inc.(1)	45,550	1,926,309
Willbros Group, Inc.(1)	112,807	1,555,609
		3,481,918

FOOD PRODUCTS ― 0.5%
Darling International, Inc.(1)	273,908	1,933,790

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.9%
Abaxis, Inc.(1)	30,310	$ 811,399
Align Technology, Inc.(1)	80,027	873,095
American Medical Systems Holdings, Inc.(1)	101,159	1,546,721
Haemonetics Corp.(1)	28,572	1,686,034
ICU Medical, Inc.(1)	15,501	603,454
Immucor, Inc.(1)	73,720	1,228,175
Masimo Corp.(1)	57,089	1,395,826
Meridian Bioscience, Inc.	48,406	1,065,900
NuVasive, Inc.(1)	41,436	1,715,036
STERIS Corp.	65,357	1,835,224
Thoratec Corp.(1)	62,585	1,573,387
Volcano Corp.(1)	46,012	698,922
West Pharmaceutical Services, Inc.	36,336	1,326,264
		16,359,437

HEALTH CARE PROVIDERS & SERVICES ― 4.0%
Amedisys, Inc.(1)	29,959	1,339,467
AMERIGROUP Corp.(1)	58,742	1,449,753
Animal Health International, Inc.(1)	203,537	333,801
CardioNet, Inc.(1)	24,457	173,645
Catalyst Health Solutions, Inc.(1)	59,629	1,537,236
Chemed Corp.	25,560	1,127,196
Chindex International, Inc.(1)	69,864	910,328
Emergency Medical Services Corp., Class A(1)	14,382	562,911
Genoptix, Inc.(1)	23,737	743,205
HealthSouth Corp.(1)	98,240	1,414,656
HMS Holdings Corp.(1)	30,128	1,156,915
IPC The Hospitalist Co., Inc.(1)	29,341	817,147
Owens & Minor, Inc.	36,916	1,635,379
PharMerica Corp.(1)	36,518	765,417
PSS World Medical, Inc.(1)	67,854	1,371,329
Psychiatric Solutions, Inc.(1)	47,863	1,293,258
		16,631,643

HEALTH CARE TECHNOLOGY ― 1.3%
athenahealth, Inc.(1)	37,569	1,387,799
Eclipsys Corp.(1)	63,535	1,156,337
MedAssets, Inc.(1)	46,127	861,652
Phase Forward, Inc.(1)	53,357	757,670
Quality Systems, Inc.	23,600	1,295,404
		5,458,862

HOTELS, RESTAURANTS & LEISURE ― 4.4%
Ameristar Casinos, Inc.	116,232	2,172,376
Bally Technologies, Inc.(1)	59,832	2,166,517
Carrols Restaurant Group, Inc.(1)	263,528	1,784,085
Home Inns & Hotels Management, Inc. ADR(1)	131,136	2,098,176
Isle of Capri Casinos, Inc.(1)	319,391	3,797,559
Life Time Fitness, Inc.(1)	142,981	3,638,866
McCormick & Schmick's Seafood Restaurants, Inc.(1)	105,903	819,689
Ruby Tuesday, Inc.(1)	253,943	1,899,494
		18,376,762

HOUSEHOLD DURABLES ― 5.3%
American Greetings Corp., Class A	280,014	4,415,821

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

KB Home	202,419	$ 3,378,373
La-Z-Boy, Inc.	404,507	2,738,512
Lennar Corp., Class A	314,999	3,729,588
Sealy Corp.(1)	937,012	2,380,011
Tempur-Pedic International, Inc.	353,581	5,243,606
		21,885,911

HOUSEHOLD PRODUCTS ― 0.7%
Central Garden and Pet Co., Class A(1)	246,236	2,780,004

INSURANCE ― 0.8%
National Financial Partners Corp.	209,887	1,574,153
Phoenix Cos., Inc. (The)(1)	391,161	860,554
Protective Life Corp.	61,715	922,639
		3,357,346

INTERNET & CATALOG RETAIL ― 2.6%
Blue Nile, Inc.(1)	20,325	939,625
priceline.com, Inc.(1)	52,773	6,840,436
Shutterfly, Inc.(1)	191,078	3,068,713
		10,848,774

INTERNET SOFTWARE & SERVICES ― 5.0%
Art Technology Group, Inc.(1)	893,726	3,387,221
Digital River, Inc.(1)	11,332	400,586
Internet Capital Group, Inc.(1)	313,487	2,341,748
LogMeIn, Inc.(1)	108,970	2,126,005
NetEase.com, Inc. ADR(1)	36,970	1,628,898
NIC, Inc.	102,840	780,555
Openwave Systems, Inc.(1)	882,093	2,311,084
United Online, Inc.	312,172	2,865,739
Valueclick, Inc.(1)	307,584	3,537,216
VistaPrint Ltd.(1)	31,287	1,290,589
		20,669,641

IT SERVICES ― 1.7%
Cybersource Corp.(1)	67,275	1,166,548
Global Cash Access Holdings, Inc.(1)	520,224	4,682,016
Online Resources Corp.(1)	197,170	1,303,294
		7,151,858

LEISURE EQUIPMENT & PRODUCTS ― 0.8%
RC2 Corp.(1)	207,126	3,162,814

LIFE SCIENCES TOOLS & SERVICES ― 1.2%
AMAG Pharmaceuticals, Inc.(1)	24,240	1,100,738
Dionex Corp.(1)	19,718	1,299,613
Luminex Corp.(1)	50,349	889,667
PAREXEL International Corp.(1)	69,967	1,082,390
Sequenom, Inc.(1)	77,815	448,214
		4,820,622

MACHINERY ― 0.6%
Chart Industries, Inc.(1)	79,511	1,531,382
Duoyuan Global Water, Inc. ADR(1)	15,463	463,117
Trimas Corp.(1)	121,683	528,104
		2,522,603

MARINE ― 1.0%
FreeSeas, Inc.	239,315	440,340

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Genco Shipping & Trading Ltd.	105,186	$ 2,514,997
Paragon Shipping, Inc., Class A	297,095	1,241,857
		4,197,194

MEDIA ― 0.8%
LodgeNet Interactive Corp.(1)	734,568	3,423,087

METALS & MINING ― 2.3%
General Steel Holdings, Inc.(1)	349,336	1,659,346
SPDR S&P Metals & Mining ETF	156,252	6,193,829
Thompson Creek Metals Co., Inc.(1)	105,318	1,532,377
		9,385,552

OIL, GAS & CONSUMABLE FUELS ― 4.2%
Approach Resources, Inc.(1)	2,103	14,742
Arena Resources, Inc.(1)	62,010	2,023,386
ATP Oil & Gas Corp.(1)	190,056	1,472,934
Buckeye GP Holdings LP	48,756	1,072,632
Carrizo Oil & Gas, Inc.(1)	98,515	1,871,785
Clean Energy Fuels Corp.(1)	206,380	1,906,951
Contango Oil & Gas Co.(1)	10,889	505,141
DCP Midstream Partners LP	53,685	1,337,830
EXCO Resources, Inc.(1)	45,681	627,657
Gran Tierra Energy, Inc.(1)	370,091	1,373,038
James River Coal Co.(1)	69,434	1,289,389
NuStar Energy LP	47,385	2,664,459
Ship Finance International Ltd.	111,310	1,372,452
		17,532,396

PAPER & FOREST PRODUCTS ― 1.3%
Aracruz Celulose SA ADR(1)	134,723	2,689,071
Schweitzer-Mauduit International, Inc.	85,075	2,781,953
		5,471,024

PERSONAL PRODUCTS ― 0.5%
Medifast, Inc.(1)	128,003	1,913,645

PHARMACEUTICALS ― 0.7%
Auxilium Pharmaceuticals, Inc.(1)	47,894	1,481,361
Medicines Co. (The)(1)	54,472	441,768
Medicis Pharmaceutical Corp., Class A	30,914	529,248
Par Pharmaceutical Cos., Inc.(1)	34,871	565,259
		3,017,636

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.6%
Agree Realty Corp.	62,054	1,211,294
Ashford Hospitality Trust, Inc.	909,528	2,719,489
Ramco-Gershenson Properties Trust	191,064	1,736,772
Sunstone Hotel Investors, Inc.	314,748	1,749,999
U-Store-It Trust	720,450	3,494,182
		10,911,736

ROAD & RAIL ― 1.0%
Dollar Thrifty Automotive Group, Inc.(1)	246,265	4,075,686

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.3%
Advanced Analogic Technologies, Inc.(1)	181,064	872,728
Amkor Technology, Inc.(1)	657,662	4,116,964
Atheros Communications, Inc.(1)	133,769	3,344,225
Entegris, Inc.(1)	629,673	2,348,680

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Himax Technologies, Inc. ADR	729,074	$ 2,785,063
Microsemi Corp.(1)	125,047	1,706,892
Pericom Semiconductor Corp.(1)	361,096	3,430,412
Semtech Corp.(1)	124,538	2,291,499
Sigma Designs, Inc.(1)	113,081	1,828,520
Skyworks Solutions, Inc.(1)	148,161	1,789,785
Tessera Technologies, Inc.(1)	53,025	1,489,472
		26,004,240

SOFTWARE ― 5.7%
Actuate Corp.(1)	368,808	1,928,866
ArcSight, Inc.(1)	123,771	2,347,936
Ariba, Inc.(1)	77,666	816,270
AsiaInfo Holdings, Inc.(1)	74,559	1,436,752
Concur Technologies, Inc.(1)	27,160	936,748
Informatica Corp.(1)	56,650	1,041,794
JDA Software Group, Inc.(1)	121,544	2,505,022
Pegasystems, Inc.	89,239	2,525,464
Smith Micro Software, Inc.(1)	421,436	4,817,013
Sybase, Inc.(1)	33,905	1,213,799
Taleo Corp., Class A(1)	91,527	1,601,722
THQ, Inc.(1)	246,764	1,655,786
Ultimate Software Group, Inc.(1)	36,574	936,294
		23,763,466

SPECIALTY RETAIL ― 2.8%
Aeropostale, Inc.(1)	112,939	4,110,980
Buckle, Inc. (The)	58,317	1,804,328
Casual Male Retail Group, Inc.(1)	267,517	569,811
Citi Trends, Inc.(1)	111,621	3,259,333
Kirkland's, Inc.(1)	137,395	1,897,425
		11,641,877

TEXTILES, APPAREL & LUXURY GOODS ― 0.9%
G-III Apparel Group Ltd.(1)	104,003	1,257,396
Steven Madden Ltd.(1)	78,684	2,522,609
		3,780,005

TRADING COMPANIES & DISTRIBUTORS ― 1.2%
Aircastle Ltd.	478,424	3,473,358
Beacon Roofing Supply, Inc.(1)	97,629	1,637,239
		5,110,597

WATER UTILITIES ― 0.3%
Consolidated Water Co., Inc.	78,203	1,375,591

TOTAL COMMON STOCKS
(Cost $337,823,676)		414,763,171
TEMPORARY CASH INVESTMENTS — 0.9%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	40,626	40,626

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $3,589,154), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $3,500,041)		3,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,540,626)	3,540,626

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 100.8%
(Cost $341,364,302)	$418,303,797
OTHER ASSETS AND LIABILITIES — (0.8)%	(3,152,252)
TOTAL NET ASSETS — 100.0%	$415,151,545

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

New Opportunities II – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2009:

Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$382,736,208	–	–
Foreign Common Stocks	32,026,963	–	–
Temporary Cash Investments	40,626	$3,500,000	–
Total Value of Investment Securities	$414,803,797	$3,500,000	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$348,501,174
Gross tax appreciation of investments	$ 76,254,210
Gross tax depreciation of investments	(6,451,587)
Net tax appreciation (depreciation) of investments	$ 69,802,623

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

July 31, 2009

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%

AEROSPACE & DEFENSE ― 0.1%
DigitalGlobe, Inc.(1)	10,004	$ 182,073

AIRLINES ― 1.3%
Airtran Holdings, Inc.(1)	107,710	779,820
Hawaiian Holdings, Inc.(1)	124,089	792,929
		1,572,749

AUTO COMPONENTS ― 2.8%
Cooper Tire & Rubber Co.	61,774	911,784
Tenneco, Inc.(1)	54,408	879,777
TRW Automotive Holdings Corp.(1)	96,766	1,628,572
		3,420,133

BEVERAGES ― 1.1%
Central European Distribution Corp.(1)	23,034	661,306
Cott Corp.(1)	118,736	657,798
		1,319,104

BIOTECHNOLOGY ― 4.7%
Acorda Therapeutics, Inc.(1)	12,836	324,237
Alkermes, Inc.(1)	32,060	330,859
Alnylam Pharmaceuticals, Inc.(1)	12,705	295,645
Cubist Pharmaceuticals, Inc.(1)	19,194	381,385
Human Genome Sciences, Inc.(1)	44,911	642,227
InterMune, Inc.(1)	14,249	217,725
Isis Pharmaceuticals, Inc.(1)	29,946	547,413
Medarex, Inc.(1)	22,124	351,108
Medivation, Inc.(1)	9,903	245,099
Myriad Pharmaceuticals, Inc.(1)	15,304	74,531
Onyx Pharmaceuticals, Inc.(1)	18,047	648,248
PDL BioPharma, Inc.	40,729	335,200
Regeneron Pharmaceuticals, Inc.(1)	20,603	441,728
Savient Pharmaceuticals, Inc.(1)	20,419	318,332
Seattle Genetics, Inc.(1)	26,210	315,831
Theravance, Inc.(1)	18,426	278,233
		5,747,801

BUILDING PRODUCTS ― 0.8%
American Woodmark Corp.	42,903	1,005,646

CAPITAL MARKETS ― 4.5%
Cohen & Steers, Inc.	79,330	1,449,359
HFF, Inc., Class A(1)	45,083	208,734
KBW, Inc.(1)	25,348	739,908
Piper Jaffray Cos.(1)	33,408	1,532,091
SPDR KBW Capital Markets ETF	13,990	499,303
Stifel Financial Corp.(1)	10,412	519,871
Westwood Holdings Group, Inc.	15,109	589,856
		5,539,122

CHEMICALS ― 1.3%
A. Schulman, Inc.	31,271	666,385
Solutia, Inc.(1)	104,363	933,005
		1,599,390

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMERCIAL BANKS ― 2.0%
PrivateBancorp, Inc.	42,646	$ 1,058,900
Southside Bancshares, Inc.	20,066	454,294
Western Alliance Bancorp(1)	135,832	941,316
		2,454,510

COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Cenveo, Inc.(1)	94,026	454,146

COMMUNICATIONS EQUIPMENT ― 2.8%
Acme Packet, Inc.(1)	18,159	182,316
Arris Group, Inc.(1)	17,791	216,695
Aruba Networks, Inc.(1)	66,203	587,883
Blue Coat Systems, Inc.(1)	23,149	432,655
Palm, Inc.(1)	25,599	402,672
Riverbed Technology, Inc.(1)	15,598	312,116
Tekelec(1)	69,321	1,274,813
		3,409,150

COMPUTERS & PERIPHERALS ― 2.3%
Novatel Wireless, Inc.(1)	136,104	1,290,266
STEC, Inc.(1)	36,481	1,243,637
Synaptics, Inc.(1)	13,478	323,068
		2,856,971

CONSTRUCTION & ENGINEERING ― 0.5%
Michael Baker Corp.(1)	13,567	578,633

CONTAINERS & PACKAGING ― 0.6%
Temple-Inland, Inc.	51,014	798,879

DIVERSIFIED ― 2.0%
iShares Russell Microcap Index Fund	68,741	2,476,738

DIVERSIFIED CONSUMER SERVICES ― 0.2%
CPI Corp.	16,371	300,244

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.7%
Neutral Tandem, Inc.(1)	27,258	844,998

ELECTRICAL EQUIPMENT ― 5.2%
Advanced Battery Technologies, Inc.(1)	207,306	889,343
American Superconductor Corp.(1)	43,876	1,411,491
AZZ, Inc.(1)	33,313	1,290,879
Ener1, Inc.(1)	54,943	350,536
JA Solar Holdings Co. Ltd. ADR(1)	196,235	943,890
Jinpan International Ltd.	10,725	389,317
Trina Solar Ltd. ADR(1)	41,206	1,164,482
		6,439,938

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.0%
Maxwell Technologies, Inc.(1)	90,965	1,288,064

ENERGY EQUIPMENT & SERVICES ― 0.8%
Dril-Quip, Inc.(1)	13,385	566,052
Willbros Group, Inc.(1)	33,147	457,097
		1,023,149

FOOD PRODUCTS ― 0.5%
Darling International, Inc.(1)	80,485	568,224

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.9%
Abaxis, Inc.(1)	8,994	$ 240,769
Align Technology, Inc.(1)	23,746	259,069
American Medical Systems Holdings, Inc.(1)	30,019	458,991
Haemonetics Corp.(1)	8,259	487,364
ICU Medical, Inc.(1)	4,603	179,195
Immucor, Inc.(1)	21,784	362,921
Masimo Corp.(1)	16,940	414,183
Meridian Bioscience, Inc.	14,363	316,273
NuVasive, Inc.(1)	12,295	508,890
STERIS Corp.	18,955	532,256
Thoratec Corp.(1)	18,570	466,850
Volcano Corp.(1)	13,594	206,493
West Pharmaceutical Services, Inc.	10,672	389,528
		4,822,782

HEALTH CARE PROVIDERS & SERVICES ― 4.0%
Amedisys, Inc.(1)	8,890	397,472
AMERIGROUP Corp.(1)	17,430	430,172
Animal Health International, Inc.(1)	58,251	95,532
CardioNet, Inc.(1)	7,247	51,454
Catalyst Health Solutions, Inc.(1)	17,678	455,739
Chemed Corp.	7,507	331,059
Chindex International, Inc.(1)	20,457	266,555
Emergency Medical Services Corp., Class A(1)	4,271	167,167
Genoptix, Inc.(1)	7,043	220,516
HealthSouth Corp.(1)	29,125	419,400
HMS Holdings Corp.(1)	8,940	343,296
IPC The Hospitalist Co., Inc.(1)	8,707	242,490
Owens & Minor, Inc.	10,944	484,819
PharMerica Corp.(1)	10,836	227,122
PSS World Medical, Inc.(1)	20,134	406,908
Psychiatric Solutions, Inc.(1)	14,190	383,414
		4,923,115

HEALTH CARE TECHNOLOGY ― 1.3%
athenahealth, Inc.(1)	11,138	411,438
Eclipsys Corp.(1)	18,852	343,106
MedAssets, Inc.(1)	13,675	255,449
Phase Forward, Inc.(1)	15,832	224,814
Quality Systems, Inc.	7,004	384,450
		1,619,257

HOTELS, RESTAURANTS & LEISURE ― 4.4%
Ameristar Casinos, Inc.	34,049	636,376
Bally Technologies, Inc.(1)	17,742	642,438
Carrols Restaurant Group, Inc.(1)	78,127	528,920
Home Inns & Hotels Management, Inc. ADR(1)	38,533	616,528
Isle of Capri Casinos, Inc.(1)	93,734	1,114,497
Life Time Fitness, Inc.(1)	41,977	1,068,315
McCormick & Schmick's Seafood Restaurants, Inc.(1)	31,410	243,113
Ruby Tuesday, Inc.(1)	75,358	563,678
		5,413,865

HOUSEHOLD DURABLES ― 5.3%
American Greetings Corp., Class A	83,758	1,320,864

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

KB Home	60,010	$ 1,001,567
La-Z-Boy, Inc.	119,930	811,926
Lennar Corp., Class A	93,386	1,105,690
Sealy Corp.(1)	277,644	705,216
Tempur-Pedic International, Inc.	104,894	1,555,578
		6,500,841

HOUSEHOLD PRODUCTS ― 0.7%
Central Garden and Pet Co., Class A(1)	72,538	818,954

INSURANCE ― 0.8%
National Financial Partners Corp.	62,284	467,130
Phoenix Cos., Inc. (The)(1)	114,939	252,866
Protective Life Corp.	18,134	271,103
		991,099

INTERNET & CATALOG RETAIL ― 2.6%
Blue Nile, Inc.(1)	5,994	277,103
priceline.com, Inc.(1)	15,537	2,013,906
Shutterfly, Inc.(1)	56,703	910,650
		3,201,659

INTERNET SOFTWARE & SERVICES ― 5.0%
Art Technology Group, Inc.(1)	265,215	1,005,165
Digital River, Inc.(1)	3,363	118,882
Internet Capital Group, Inc.(1)	92,966	694,456
LogMeIn, Inc.(1)	32,194	628,105
NetEase.com, Inc. ADR(1)	11,243	495,367
NIC, Inc.	30,910	234,607
Openwave Systems, Inc.(1)	261,773	685,845
United Online, Inc.	93,964	862,590
Valueclick, Inc.(1)	91,293	1,049,869
VistaPrint Ltd.(1)	9,285	383,006
		6,157,892

IT SERVICES ― 1.7%
Cybersource Corp.(1)	19,946	345,864
Global Cash Access Holdings, Inc.(1)	155,057	1,395,513
Online Resources Corp.(1)	60,725	401,392
		2,142,769

LEISURE EQUIPMENT & PRODUCTS ― 0.8%
RC2 Corp.(1)	61,424	937,945

LIFE SCIENCES TOOLS & SERVICES ― 1.2%
AMAG Pharmaceuticals, Inc.(1)	6,938	315,054
Dionex Corp.(1)	5,846	385,310
Luminex Corp.(1)	14,940	263,990
PAREXEL International Corp.(1)	20,761	321,173
Sequenom, Inc.(1)	22,854	131,639
		1,417,166

MACHINERY ― 0.6%
Chart Industries, Inc.(1)	23,595	454,440
Duoyuan Global Water, Inc. ADR(1)	4,537	135,883
Trimas Corp.(1)	32,242	139,930
		730,253

MARINE ― 1.0%
FreeSeas, Inc.	71,017	130,671

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Genco Shipping & Trading Ltd.	30,851	$ 737,647
Paragon Shipping, Inc., Class A	88,164	368,526
		1,236,844

MEDIA ― 0.8%
LodgeNet Interactive Corp.(1)	217,773	1,014,822

METALS & MINING ― 2.3%
General Steel Holdings, Inc.(1)	109,007	517,783
SPDR S&P Metals & Mining ETF	46,370	1,838,107
Thompson Creek Metals Co., Inc.(1)	31,233	454,440
		2,810,330

OIL, GAS & CONSUMABLE FUELS ― 4.2%
Approach Resources, Inc.(1)	624	4,374
Arena Resources, Inc.(1)	18,401	600,425
ATP Oil & Gas Corp.(1)	54,555	422,801
Buckeye GP Holdings LP	14,320	315,040
Carrizo Oil & Gas, Inc.(1)	28,887	548,853
Clean Energy Fuels Corp.(1)	60,531	559,306
Contango Oil & Gas Co.(1)	3,231	149,886
DCP Midstream Partners LP	15,767	392,914
EXCO Resources, Inc.(1)	13,417	184,350
Gran Tierra Energy, Inc.(1)	109,752	407,180
James River Coal Co.(1)	20,605	382,635
NuStar Energy LP	14,062	790,706
Ship Finance International Ltd.	32,707	403,277
		5,161,747

PAPER & FOREST PRODUCTS ― 1.3%
Aracruz Celulose SA ADR(1)	39,987	798,140
Schweitzer-Mauduit International, Inc.	25,067	819,691
		1,617,831

PERSONAL PRODUCTS ― 0.5%
Medifast, Inc.(1)	37,750	564,363

PHARMACEUTICALS ― 0.7%
Auxilium Pharmaceuticals, Inc.(1)	14,211	439,546
Medicines Co. (The)(1)	16,053	130,190
Medicis Pharmaceutical Corp., Class A	9,173	157,042
Par Pharmaceutical Cos., Inc.(1)	10,347	167,725
		894,503

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.6%
Agree Realty Corp.	16,534	322,744
Ashford Hospitality Trust, Inc.	269,642	806,229
Ramco-Gershenson Properties Trust	56,699	515,394
Sunstone Hotel Investors, Inc.	92,485	514,217
U-Store-It Trust	211,052	1,023,602
		3,182,186

ROAD & RAIL ― 1.0%
Dollar Thrifty Automotive Group, Inc.(1)	72,699	1,203,168

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.3%
Advanced Analogic Technologies, Inc.(1)	53,683	258,752
Amkor Technology, Inc.(1)	195,033	1,220,906
Atheros Communications, Inc.(1)	39,691	992,275
Entegris, Inc.(1)	186,675	696,298

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Himax Technologies, Inc. ADR	216,336	$ 826,403
Microsemi Corp.(1)	36,632	500,027
Pericom Semiconductor Corp.(1)	106,104	1,007,988
Semtech Corp.(1)	37,687	693,441
Sigma Designs, Inc.(1)	33,840	547,193
Skyworks Solutions, Inc.(1)	43,963	531,073
Tessera Technologies, Inc.(1)	15,609	438,457
		7,712,813

SOFTWARE ― 5.7%
Actuate Corp.(1)	109,338	571,838
ArcSight, Inc.(1)	36,953	700,998
Ariba, Inc.(1)	23,045	242,203
AsiaInfo Holdings, Inc.(1)	22,126	426,368
Concur Technologies, Inc.(1)	8,059	277,955
Informatica Corp.(1)	16,795	308,860
JDA Software Group, Inc.(1)	36,065	743,300
Pegasystems, Inc.	26,445	748,394
Smith Micro Software, Inc.(1)	125,717	1,436,945
Sybase, Inc.(1)	10,061	360,184
Taleo Corp., Class A(1)	27,135	474,862
THQ, Inc.(1)	73,228	491,360
Ultimate Software Group, Inc.(1)	10,852	277,811
		7,061,078

SPECIALTY RETAIL ― 2.8%
Aeropostale, Inc.(1)	33,654	1,225,005
Buckle, Inc. (The)	17,306	535,448
Casual Male Retail Group, Inc.(1)	79,328	168,969
Citi Trends, Inc.(1)	33,422	975,922
Kirkland's, Inc.(1)	38,405	530,373
		3,435,717

TEXTILES, APPAREL & LUXURY GOODS ― 0.9%
G-III Apparel Group Ltd.(1)	30,564	369,519
Steven Madden Ltd.(1)	23,349	748,569
		1,118,088

TRADING COMPANIES & DISTRIBUTORS ― 1.2%
Aircastle Ltd.	141,959	1,030,622
Beacon Roofing Supply, Inc.(1)	28,944	485,391
		1,516,013

WATER UTILITIES ― 0.3%
Consolidated Water Co., Inc.	23,063	405,678

TOTAL COMMON STOCKS
(Cost $104,848,803)		122,492,440
TEMPORARY CASH INVESTMENTS — 1.2%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	73,384	73,384

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $1,435,662), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $1,400,016)		1,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,473,384)	1,473,384

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $106,322,187)	$123,965,824
OTHER ASSETS AND LIABILITIES — (0.7)%	(863,924)
TOTAL NET ASSETS — 100.0%	$123,101,900

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

New Opportunities – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 112,967,703	–	–
Foreign Common Stocks	9,524,737	–	–
Temporary Cash Investments	73,384	$ 1,400,000	–
Total Value of Investment Securities	$ 122,565,824	$ 1,400,000	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 107,309,074
Gross tax appreciation of investments	$ 20,030,977
Gross tax depreciation of investments	(3,374,227)
Net tax appreciation (depreciation) of investments	$ 16,656,750

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

July 31, 2009

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

COMMON STOCKS ― 59.5%

AEROSPACE & DEFENSE ― 1.9%
Alliant Techsystems, Inc.(1)	14,221	$ 1,119,477
General Dynamics Corp.	31,624	1,751,653
Goodrich Corp.	34,454	1,769,558
L-3 Communications Holdings, Inc.	8,155	615,703
Northrop Grumman Corp.	34,557	1,540,551
Raytheon Co.	42,878	2,013,122
		8,810,064

AIR FREIGHT & LOGISTICS ― 0.6%
C.H. Robinson Worldwide, Inc.	5,982	326,198
FedEx Corp.	9,261	628,266
United Parcel Service, Inc., Class B	30,783	1,653,971
		2,608,435

AIRLINES ― 0.1%
Copa Holdings SA, Class A	1,645	66,688
Southwest Airlines Co.	24,782	194,539
		261,227

AUTO COMPONENTS ― 0.6%
Gentex Corp.	49,440	740,117
Magna International, Inc., Class A	7,746	394,736
TRW Automotive Holdings Corp.(1)	59,203	996,387
WABCO Holdings, Inc.	39,527	751,408
		2,882,648

BEVERAGES ― 1.1%
Coca-Cola Co. (The)	58,165	2,898,944
Coca-Cola Enterprises, Inc.	73,576	1,382,493
PepsiCo, Inc.	8,938	507,231
		4,788,668

BIOTECHNOLOGY ― 1.4%
Amgen, Inc.(1)	68,231	4,251,474
Biogen Idec, Inc.(1)	6,484	308,314
Gilead Sciences, Inc.(1)	35,466	1,735,351
Isis Pharmaceuticals, Inc.(1)	11,304	206,637
		6,501,776

CAPITAL MARKETS ― 1.8%
Bank of New York Mellon Corp. (The)	51,623	1,411,373
BlackRock, Inc.	4,591	874,769
Blackstone Group LP (The)	62,009	698,221
Federated Investors, Inc., Class B	22,964	595,457
Goldman Sachs Group, Inc. (The)	17,734	2,895,962
Morgan Stanley	36,288	1,034,208
TD Ameritrade Holding Corp.(1)	26,818	497,206
		8,007,196

CHEMICALS ― 0.5%
CF Industries Holdings, Inc.	13,250	1,045,955
OM Group, Inc.(1)	10,087	339,529
Terra Industries, Inc.	30,157	879,378
		2,264,862

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

COMMERCIAL BANKS ― 1.4%
Bank of Montreal	9,889	$ 495,538
Canadian Imperial Bank of Commerce	5,907	364,107
PNC Financial Services Group, Inc.	7,994	293,060
Toronto-Dominion Bank (The)	30,302	1,776,909
U.S. Bancorp.	15,261	311,477
Valley National Bancorp.	5,225	66,462
Wells Fargo & Co.	128,482	3,142,670
		6,450,223

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
Waste Management, Inc.	8,052	226,342

COMMUNICATIONS EQUIPMENT ― 2.0%
Arris Group, Inc.(1)	7,715	93,969
Cisco Systems, Inc.(1)	197,867	4,355,053
Plantronics, Inc.	12,341	292,111
Polycom, Inc.(1)	16,128	383,040
QUALCOMM, Inc.	67,703	3,128,556
Research In Motion Ltd.(1)	9,647	733,172
Tellabs, Inc.(1)	34,467	199,908
		9,185,809

COMPUTERS & PERIPHERALS ― 2.5%
Apple, Inc.(1)	29,639	4,842,716
EMC Corp.(1)	113,884	1,715,093
Hewlett-Packard Co.	60,103	2,602,460
NCR Corp.(1)	35,201	455,501
Seagate Technology	75,945	914,378
Western Digital Corp.(1)	26,350	797,087
		11,327,235

CONSTRUCTION & ENGINEERING ― 0.6%
EMCOR Group, Inc.(1)	32,121	774,759
Fluor Corp.	23,359	1,233,355
Foster Wheeler AG(1)	14,668	338,831
Shaw Group, Inc. (The)(1)	6,244	183,823
URS Corp.(1)	6,493	328,546
		2,859,314

CONSUMER FINANCE(2)
Discover Financial Services	7,602	90,312

CONTAINERS & PACKAGING ― 0.7%
Pactiv Corp.(1)	88,352	2,224,703
Rock-Tenn Co., Class A	13,409	602,869
Sonoco Products Co.	4,645	123,000
		2,950,572

DIVERSIFIED CONSUMER SERVICES ― 0.3%
H&R Block, Inc.	72,857	1,215,983

DIVERSIFIED FINANCIAL SERVICES ― 1.9%
Bank of America Corp.	184,201	2,724,333
Citigroup, Inc.	134,708	427,024
JPMorgan Chase & Co.	138,258	5,343,672
		8,495,029

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
AT&T, Inc.	193,265	$ 5,069,341
CenturyTel, Inc.	8,144	255,640
Verizon Communications, Inc.	62,284	1,997,448
Windstream Corp.	4,246	37,237
		7,359,666

ELECTRIC UTILITIES ― 0.7%
Entergy Corp.	18,035	1,448,752
Exelon Corp.	7,039	358,003
FPL Group, Inc.	25,596	1,450,525
		3,257,280

ELECTRICAL EQUIPMENT ― 0.3%
Cooper Industries Ltd., Class A	17,179	566,048
GrafTech International Ltd.(1)	53,368	732,743
		1,298,791

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
Arrow Electronics, Inc.(1)	24,854	640,488
Celestica, Inc.(1)	191,746	1,528,216
Molex, Inc.	9,878	175,433
Tech Data Corp.(1)	1,654	57,774
		2,401,911

ENERGY EQUIPMENT & SERVICES ― 1.9%
Baker Hughes, Inc.	13,301	538,690
BJ Services Co.	50,865	721,266
Diamond Offshore Drilling, Inc.	10,266	922,605
ENSCO International, Inc.	23,069	874,084
Halliburton Co.	51,274	1,132,643
National Oilwell Varco, Inc.(1)	35,175	1,264,189
Noble Corp.	1,260	42,664
Oil States International, Inc.(1)	14,824	402,027
Schlumberger Ltd.	36,824	1,970,084
Transocean Ltd.(1)	10,475	834,753
		8,703,005

FOOD & STAPLES RETAILING ― 1.4%
Kroger Co. (The)	11,518	246,255
SUPERVALU, INC.	26,776	397,088
SYSCO Corp.	82,892	1,969,514
Wal-Mart Stores, Inc.	75,589	3,770,379
		6,383,236

FOOD PRODUCTS ― 1.3%
Archer-Daniels-Midland Co.	83,110	2,503,273
ConAgra Foods, Inc.	64,473	1,265,605
Dean Foods Co.(1)	12,206	258,645
Hershey Co. (The)	1,494	59,685
J.M. Smucker Co. (The)	12,590	629,878
Kraft Foods, Inc., Class A	26,626	754,581
Lancaster Colony Corp.	4,264	194,183
		5,665,850

GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	5,528	213,381

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

UGI Corp.	7,238	$ 191,373
		404,754

HEALTH CARE EQUIPMENT & SUPPLIES ― 1.6%
Becton, Dickinson & Co.	7,700	501,655
Boston Scientific Corp.(1)	113,167	1,215,414
C.R. Bard, Inc.	25,797	1,897,885
Gen-Probe, Inc.(1)	9,619	357,057
Hospira, Inc.(1)	2,295	88,197
Intuitive Surgical, Inc.(1)	5,513	1,253,215
Medtronic, Inc.	16,175	572,918
St. Jude Medical, Inc.(1)	17,197	648,499
STERIS Corp.	20,949	588,248
		7,123,088

HEALTH CARE PROVIDERS & SERVICES ― 0.8%
Coventry Health Care, Inc.(1)	6,860	157,780
Express Scripts, Inc.(1)	7,404	518,576
Henry Schein, Inc.(1)	789	40,539
Humana, Inc.(1)	34,498	1,133,259
Magellan Health Services, Inc.(1)	9,824	317,905
Medco Health Solutions, Inc.(1)	9,961	526,538
Quest Diagnostics, Inc.	7,710	421,120
WellCare Health Plans, Inc.(1)	19,298	429,574
		3,545,291

HOTELS, RESTAURANTS & LEISURE ― 0.4%
McDonald's Corp.	8,254	454,465
Panera Bread Co., Class A(1)	16,194	890,022
WMS Industries, Inc.(1)	16,580	599,533
		1,944,020

HOUSEHOLD DURABLES ― 0.5%
Harman International Industries, Inc.	27,148	670,012
NVR, Inc.(1)	2,731	1,641,741
		2,311,753

HOUSEHOLD PRODUCTS ― 1.4%
Clorox Co.	6,425	391,989
Colgate-Palmolive Co.	7,439	538,881
Kimberly-Clark Corp.	9,494	554,924
Procter & Gamble Co. (The)	84,621	4,697,312
		6,183,106

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.8%
Mirant Corp.(1)	82,836	1,496,018
NRG Energy, Inc.(1)	82,005	2,231,356
		3,727,374

INDUSTRIAL CONGLOMERATES ― 0.8%
3M Co.	22,375	1,577,885
General Electric Co.	156,425	2,096,095
		3,673,980

INSURANCE ― 2.1%
ACE Ltd.	18,216	893,677
Allied World Assurance Co. Holdings Ltd.	4,012	174,361
American Financial Group, Inc.	41,479	1,011,673

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Aspen Insurance Holdings Ltd.	36,239	$ 901,264
Berkshire Hathaway, Inc., Class A(1)	13	1,261,000
Chubb Corp.	17,013	785,660
CNA Financial Corp.	37,660	642,103
Endurance Specialty Holdings Ltd.	20,297	677,311
MetLife, Inc.	30,264	1,027,463
Prudential Financial, Inc.	52,148	2,308,592
		9,683,104

INTERNET & CATALOG RETAIL ― 0.3%
Amazon.com, Inc.(1)	8,045	689,939
Netflix, Inc.(1)	14,437	634,362
		1,324,301

INTERNET SOFTWARE & SERVICES ― 1.1%
Google, Inc., Class A(1)	7,995	3,542,185
Sohu.com, Inc.(1)	14,337	876,994
VeriSign, Inc.(1)	17,165	350,853
		4,770,032

IT SERVICES ― 2.0%
Affiliated Computer Services, Inc., Class A(1)	8,497	402,843
Alliance Data Systems Corp.(1)	2,770	141,270
Broadridge Financial Solutions, Inc.	174	3,005
International Business Machines Corp.	55,422	6,535,916
SAIC, Inc.(1)	30,222	546,716
Western Union Co. (The)	84,896	1,483,982
		9,113,732

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Polaris Industries, Inc.	14,953	566,270

LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Bruker Corp.(1)	70,174	705,950
Millipore Corp.(1)	17,953	1,249,529
		1,955,479

MACHINERY ― 1.0%
AGCO Corp.(1)	25,288	795,561
Cummins, Inc.	16,672	717,063
Dover Corp.	7,129	242,457
Flowserve Corp.	4,891	395,046
Graco, Inc.	25,312	626,219
Kennametal, Inc.	19,895	424,161
Lincoln Electric Holdings, Inc.	11,779	499,194
Navistar International Corp.(1)	8,858	350,245
Timken Co.	23,898	487,041
		4,536,987

MEDIA ― 1.4%
CBS Corp., Class B	3,051	24,988
Comcast Corp., Class A	160,073	2,378,685
Interpublic Group of Cos., Inc. (The)(1)	19,291	100,506
Marvel Entertainment, Inc.(1)	15,595	616,938
Scripps Networks Interactive, Inc., Class A	13,996	451,791
Time Warner, Inc.	100,278	2,673,411
		6,246,319

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

METALS & MINING ― 0.5%
Allegheny Technologies, Inc.	24,352	$ 659,452
Cliffs Natural Resources, Inc.	12,127	332,159
Reliance Steel & Aluminum Co.	10,714	361,169
Schnitzer Steel Industries, Inc., Class A	10,820	581,791
Worthington Industries, Inc.	25,458	336,555
		2,271,126

MULTILINE RETAIL ― 0.4%
Dollar Tree, Inc.(1)	25,335	1,168,450
Family Dollar Stores, Inc.	15,147	475,919
Sears Holdings Corp.(1)	1,365	90,554
		1,734,923
MULTI-INDUSTRY ― 1.3%
Consumer Staples Select Sector SPDR Fund	79,163	1,941,077
Financial Select Sector SPDR Fund	225,419	2,932,701
Health Care Select Sector SPDR Fund	33,215	925,702
		5,799,480

MULTI-UTILITIES ― 0.5%
DTE Energy Co.	1,444	49,760
Public Service Enterprise Group, Inc.	73,310	2,378,910
		2,428,670

OIL, GAS & CONSUMABLE FUELS ― 5.4%
Alpha Natural Resources, Inc.(1)	19,109	636,521
Anadarko Petroleum Corp.	17,275	832,655
Apache Corp.	15,368	1,290,144
Chevron Corp.	48,241	3,351,302
ConocoPhillips	45,443	1,986,314
Devon Energy Corp.	8,361	485,690
Exxon Mobil Corp.	152,581	10,740,177
Frontier Oil Corp.	22,458	312,166
McMoRan Exploration Co.(1)	43,597	277,277
Murphy Oil Corp.	20,040	1,166,328
Occidental Petroleum Corp.	30,661	2,187,356
Peabody Energy Corp.	21,922	725,837
Tesoro Corp.	9,606	125,743
Valero Energy Corp.	7,913	142,434
World Fuel Services Corp.	6,654	291,844
		24,551,788

PERSONAL PRODUCTS ― 0.1%
Mead Johnson Nutrition Co., Class A	18,227	663,645

PHARMACEUTICALS ― 4.0%
Abbott Laboratories	41,881	1,884,226
Eli Lilly & Co.	85,664	2,988,817
Endo Pharmaceuticals Holdings, Inc.(1)	18,837	395,765
Forest Laboratories, Inc.(1)	29,699	767,125
Johnson & Johnson	111,623	6,796,725
King Pharmaceuticals, Inc.(1)	42,467	385,176
Pfizer, Inc.	162,215	2,584,085
Schering-Plough Corp.	38,025	1,008,043
Sepracor, Inc.(1)	30,825	534,814

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Valeant Pharmaceuticals International(1)	23,973	$ 618,503
Watson Pharmaceuticals, Inc.(1)	878	30,493
		17,993,772

PROFESSIONAL SERVICES ― 0.1%
Manpower, Inc.	8,988	430,975

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Host Hotels & Resorts, Inc.	17,078	155,068
Public Storage	1,262	91,583
Simon Property Group, Inc.	4,344	242,048
		488,699

ROAD & RAIL ― 0.6%
Burlington Northern Santa Fe Corp.	8,258	648,996
CSX Corp.	12,164	488,020
Norfolk Southern Corp.	11,322	489,676
Union Pacific Corp.	18,569	1,068,089
		2,694,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
Applied Materials, Inc.	55,716	768,881
Broadcom Corp., Class A(1)	22,230	627,553
Intel Corp.	130,601	2,514,069
Lam Research Corp.(1)	4,394	132,084
Linear Technology Corp.	22,030	591,946
LSI Corp.(1)	77,910	403,574
Marvell Technology Group Ltd.(1)	20,530	273,870
Skyworks Solutions, Inc.(1)	57,276	691,894
Texas Instruments, Inc.	126,408	3,040,112
Xilinx, Inc.	11,598	251,561
		9,295,544

SOFTWARE ― 2.5%
Adobe Systems, Inc.(1)	14,874	482,215
Autodesk, Inc.(1)	31,658	690,461
Cerner Corp.(1)	4,935	321,170
Microsoft Corp.	230,280	5,416,186
Oracle Corp.	110,254	2,439,921
Quest Software, Inc.(1)	10,576	155,890
Sybase, Inc.(1)	33,951	1,215,446
Symantec Corp.(1)	22,379	334,118
Take-Two Interactive Software, Inc.(1)	18,323	174,435
		11,229,842

SPECIALTY RETAIL ― 0.9%
AutoZone, Inc.(1)	1,273	195,495
Gap, Inc. (The)	69,129	1,128,185
RadioShack Corp.	11,142	172,813
Ross Stores, Inc.	44,468	1,960,594
Sherwin-Williams Co. (The)	8,932	515,823
Tractor Supply Co.(1)	2,494	119,637
		4,092,547

TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Liz Claiborne, Inc.	49,102	155,162

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Polo Ralph Lauren Corp.	12,178	$ 767,823
		922,985

TOBACCO ― 0.8%
Altria Group, Inc.	15,146	265,510
Philip Morris International, Inc.	70,287	3,275,374
		3,540,884
TOTAL COMMON STOCKS
(Cost $240,856,921)		269,244,685
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 14.0%
FHLMC, 7.00%, 10/1/12(4)	$ 57,319	60,600
FHLMC, 4.50%, 1/1/19(4)	1,682,800	1,756,614
FHLMC, 6.50%, 1/1/28(4)	103,812	112,016
FHLMC, 5.50%, 12/1/33(4)	870,493	906,142
FHLMC, 5.50%, 1/1/38(4)	2,678,774	2,780,105
FHLMC, 6.00%, 8/1/38	945,868	992,383
FHLMC, 6.50%, 7/1/47(4)	191,018	203,010
FNMA, 6.50%, 5/1/11(4)	7,901	8,398
FNMA, 7.50%, 11/1/11(4)	82,953	87,329
FNMA, 6.50%, 5/1/13(4)	3,182	3,394
FNMA, 6.50%, 5/1/13(4)	7,487	7,987
FNMA, 6.50%, 6/1/13(4)	1,232	1,315
FNMA, 6.50%, 6/1/13(4)	3,156	3,355
FNMA, 6.50%, 6/1/13(4)	9,959	10,624
FNMA, 6.50%, 6/1/13(4)	16,435	17,532
FNMA, 6.50%, 6/1/13(4)	18,945	20,209
FNMA, 6.00%, 1/1/14(4)	66,006	70,356
FNMA, 6.00%, 4/1/14(4)	236,939	252,555
FNMA, 4.50%, 5/1/19(4)	1,958,362	2,041,815
FNMA, 5.00%, 9/1/20(4)	2,711,646	2,840,333
FNMA, 6.50%, 1/1/28(4)	27,026	29,279
FNMA, 7.00%, 1/1/28(4)	123,347	135,852
FNMA, 6.50%, 1/1/29(4)	118,826	128,657
FNMA, 7.50%, 7/1/29(4)	186,937	208,059
FNMA, 7.50%, 9/1/30(4)	62,195	69,220
FNMA, 6.50%, 9/1/31(4)	101,294	109,484
FNMA, 7.00%, 9/1/31(4)	38,666	42,510
FNMA, 6.50%, 1/1/32(4)	188,471	203,417
FNMA, 7.00%, 6/1/32(4)	415,789	456,678
FNMA, 6.50%, 8/1/32(4)	186,935	201,759
FNMA, 5.50%, 6/1/33(4)	1,205,957	1,255,721
FNMA, 5.50%, 7/1/33(4)	1,552,813	1,616,890
FNMA, 5.50%, 8/1/33(4)	1,369,901	1,426,431
FNMA, 5.50%, 9/1/33(4)	840,560	875,246
FNMA, 5.00%, 11/1/33(4)	4,272,650	4,394,692
FNMA, 5.50%, 1/1/34(4)	6,353,492	6,611,177
FNMA, 4.50%, 9/1/35(4)	4,093,555	4,134,367
FNMA, 5.00%, 2/1/36(4)	4,662,366	4,790,440
FNMA, 5.50%, 4/1/36(4)	2,000,070	2,080,103
FNMA, 5.50%, 5/1/36(4)	3,979,596	4,138,840

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

FNMA, 5.50%, 2/1/37(4)	$ 1,467,336	$ 1,523,759
FNMA, 6.00%, 7/1/37	7,920,795	8,316,954
FNMA, 6.50%, 8/1/37(4)	3,092,723	3,302,775
FNMA, 6.50%, 6/1/47(4)	121,884	129,892
FNMA, 6.50%, 8/1/47(4)	326,823	348,297
FNMA, 6.50%, 8/1/47(4)	421,218	448,894
FNMA, 6.50%, 9/1/47(4)	356,180	379,583
FNMA, 6.50%, 9/1/47(4)	489,770	521,950
FNMA, 6.50%, 9/1/47(4)	1,244,024	1,325,763
GNMA, 7.00%, 4/20/26(4)	170,952	187,037
GNMA, 7.50%, 8/15/26(4)	91,021	101,617
GNMA, 7.00%, 2/15/28(4)	33,447	36,744
GNMA, 7.50%, 2/15/28(4)	72,571	81,122
GNMA, 7.00%, 12/15/28(4)	55,234	60,679
GNMA, 7.00%, 5/15/31(4)	197,492	217,409
GNMA, 5.50%, 11/15/32(4)	1,226,327	1,284,695
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $60,428,882)		63,352,064
U.S. TREASURY SECURITIES ― 11.2%
U.S. Treasury Bonds, 6.25%, 5/15/30(4)	310,000	393,652
U.S. Treasury Bonds, 4.75%, 2/15/37(4)	929,000	997,660
U.S. Treasury Notes, 0.875%, 4/30/11(4)	16,000,000	15,975,568
U.S. Treasury Notes, 1.875%, 6/15/12(4)	12,000,000	12,111,516
U.S. Treasury Notes, 1.50%, 7/15/12(4)	8,000,000	7,980,664
U.S. Treasury Notes, 2.25%, 5/31/14(4)	3,000,000	2,970,009
U.S. Treasury Notes, 2.625%, 6/30/14(4)	3,500,000	3,522,690
U.S. Treasury Notes, 3.125%, 5/15/19(4)	7,000,000	6,797,651
TOTAL U.S. TREASURY SECURITIES
(Cost $50,240,024)		50,749,410
CORPORATE BONDS ― 8.2%

AEROSPACE & DEFENSE ― 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(4)(5)	140,000	151,341
Honeywell International, Inc., 5.30%, 3/15/17(4)	262,000	278,968
Honeywell International, Inc., 5.30%, 3/1/18(4)	230,000	246,253
Lockheed Martin Corp., 6.15%, 9/1/36(4)	378,000	413,785
United Technologies Corp., 6.05%, 6/1/36(4)	454,000	502,062
United Technologies Corp., 6.125%, 7/15/38(4)	200,000	225,079
		1,817,488

AUTOMOBILES ― 0.1%
DaimlerChrysler N.A. Holding Corp., 5.875%, 3/15/11(4)	260,000	268,198

BEVERAGES ― 0.2%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(5)	250,000	278,662
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(4)	230,000	254,940
SABMiller plc, 6.20%, 7/1/11(4)(5)	230,000	244,376
		777,978

CAPITAL MARKETS ― 0.6%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	240,000	249,331
Credit Suisse (New York), 5.00%, 5/15/13(4)	340,000	356,798

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Credit Suisse (New York), 5.50%, 5/1/14(4)	$ 200,000	$ 213,110
Deutsche Bank AG (London), 4.875%, 5/20/13(4)	330,000	345,303
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(4)	150,000	162,841
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	510,000	599,177
Merrill Lynch & Co., Inc., 4.79%, 8/4/10(4)	209,000	213,165
Morgan Stanley, 6.625%, 4/1/18(4)	320,000	341,583
Morgan Stanley, 7.30%, 5/13/19(4)	390,000	440,731
		2,922,039

CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(4)	130,000	143,055
Potash Corp of Saskatchewan, Inc., 6.50%, 5/15/19(4)	100,000	111,603
Rohm & Haas Co., 5.60%, 3/15/13(4)	240,000	243,790
		498,448

COMMERCIAL BANKS ― 0.3%
BB&T Corp., 5.70%, 4/30/14(4)	150,000	154,788
PNC Bank N.A., 6.00%, 12/7/17(4)	290,000	296,553
SunTrust Bank, 7.25%, 3/15/18(4)	110,000	110,301
Wachovia Bank N.A., 4.80%, 11/1/14(4)	373,000	367,299
Wachovia Bank N.A., 4.875%, 2/1/15(4)	123,000	120,346
Wells Fargo Bank N.A., 6.45%, 2/1/11(4)	140,000	146,943
		1,196,230

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
Allied Waste North America, Inc., 6.375%, 4/15/11(4)	180,000	186,375
Waste Management, Inc., 7.375%, 3/11/19(4)	190,000	216,507
		402,882

CONSUMER FINANCE ― 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(4)	150,000	153,369
American Express Co., 7.25%, 5/20/14(4)	100,000	108,297
Capital One Bank USA N.A., 8.80%, 7/15/19(4)	250,000	271,996
General Electric Capital Corp., 6.125%, 2/22/11(4)	340,000	357,892
General Electric Capital Corp., 5.625%, 9/15/17(4)	450,000	455,181
John Deere Capital Corp., 4.50%, 4/3/13(4)	220,000	231,268
		1,578,003

DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Bank of America Corp., 7.375%, 5/15/14(4)	120,000	130,955
Bank of America Corp., 7.625%, 6/1/19(4)	150,000	163,206
Bank of America N.A., 5.30%, 3/15/17(4)	420,000	383,555
Bank of America N.A., 6.00%, 10/15/36(4)	360,000	311,198
Citigroup, Inc., 5.50%, 4/11/13(4)	420,000	415,677
Citigroup, Inc., 6.125%, 5/15/18(4)	320,000	293,863
Citigroup, Inc., 8.50%, 5/22/19(4)	100,000	106,793
JPMorgan Chase & Co., 4.65%, 6/1/14(4)	200,000	208,727
		2,013,974

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.6%
Alltel Corp., 7.875%, 7/1/32(4)	100,000	122,756
AT&T, Inc., 6.80%, 5/15/36(4)	350,000	395,745
AT&T, Inc., 6.55%, 2/15/39(4)	470,000	524,638
Embarq Corp., 7.08%, 6/1/16(4)	219,000	229,525
Qwest Corp., 7.875%, 9/1/11(4)	120,000	123,000
Qwest Corp., 7.50%, 10/1/14(4)	200,000	200,500
Telecom Italia Capital SA, 6.175%, 6/18/14(4)	340,000	365,941

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	$ 220,000	$ 242,120
Telefonica Emisiones SAU, 7.05%, 6/20/36(4)	280,000	336,781
Verizon Communications, Inc., 6.25%, 4/1/37(4)	216,000	229,941
Verizon Communications, Inc., 6.40%, 2/15/38(4)	70,000	76,560
		2,847,507

ELECTRIC UTILITIES ― 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	100,000	105,738
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	81,000	82,222
Florida Power Corp., 6.35%, 9/15/37(4)	230,000	265,860
Southern California Edison Co., 5.625%, 2/1/36(4)	60,000	63,386
Toledo Edison Co. (The), 6.15%, 5/15/37(4)	190,000	189,251
		706,457

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(4)	270,000	293,663

ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(4)	100,000	107,500
Weatherford International Ltd., 9.625%, 3/1/19(4)	240,000	298,559
		406,059

FOOD & STAPLES RETAILING ― 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(4)	220,000	246,499
SYSCO Corp., 4.20%, 2/12/13(4)	100,000	102,019
Wal-Mart Stores, Inc., 3.00%, 2/3/14(4)	370,000	369,571
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	468,000	501,092
Wal-Mart Stores, Inc., 6.50%, 8/15/37(4)	330,000	385,580
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	220,000	247,074
		1,851,835

FOOD PRODUCTS ― 0.1%
General Mills, Inc., 5.65%, 9/10/12(4)	120,000	130,516
Kellogg Co., 4.45%, 5/30/16(4)	200,000	205,461
Kraft Foods, Inc., 6.00%, 2/11/13(4)	70,000	75,881
		411,858

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Baxter International, Inc., 5.90%, 9/1/16(4)	130,000	144,064
Baxter International, Inc., 5.375%, 6/1/18(4)	220,000	232,971
Baxter International, Inc., 6.25%, 12/1/37(4)	230,000	255,484
		632,519

HEALTH CARE PROVIDERS & SERVICES ― 0.1%
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	270,000	298,482

HOTELS, RESTAURANTS & LEISURE ― 0.2%
McDonald's Corp., 5.35%, 3/1/18(4)	170,000	181,987
McDonald's Corp., 6.30%, 10/15/37(4)	230,000	257,434
Yum! Brands, Inc., 6.875%, 11/15/37(4)	230,000	244,322
		683,743

HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(4)	230,000	255,581

INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(4)	308,000	324,359
General Electric Co., 5.25%, 12/6/17(4)	230,000	233,824
		558,183

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

INSURANCE ― 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	$ 150,000	$ 170,038
MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	200,000	204,217
MetLife, Inc., 6.75%, 6/1/16(4)	190,000	204,959
New York Life Global Funding, 4.65%, 5/9/13(4)(5)	150,000	154,173
Prudential Financial, Inc., 5.40%, 6/13/35(4)	270,000	203,786
Travelers Cos., Inc. (The), 5.90%, 6/2/19(4)	100,000	108,095
		1,045,268

MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(4)	230,000	240,847

MEDIA ― 0.6%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(4)(5)	250,000	313,457
Comcast Corp., 5.90%, 3/15/16(4)	189,000	202,803
Comcast Corp., 6.40%, 5/15/38(4)	220,000	236,434
Comcast Corp., 6.55%, 7/1/39(4)	190,000	207,837
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(4)(5)	320,000	320,923
Rogers Cable, Inc., 6.25%, 6/15/13(4)	180,000	193,912
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	250,000	267,160
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	240,000	267,593
Time Warner Cable, Inc., 6.75%, 6/15/39(4)	220,000	239,235
Time Warner, Inc., 5.50%, 11/15/11(4)	195,000	206,753
Time Warner, Inc., 7.625%, 4/15/31(4)	70,000	76,247
Time Warner, Inc., 7.70%, 5/1/32(4)	150,000	166,815
		2,699,169

METALS & MINING ― 0.2%
ArcelorMittal, 6.125%, 6/1/18(4)	350,000	339,089
Barrick Gold Corp., 6.95%, 4/1/19	120,000	139,790
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(4)	120,000	137,018
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(4)	290,000	307,642
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(4)(5)	197,000	189,136
		1,112,675

MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(4)	175,000	171,765

MULTI-UTILITIES ― 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	230,000	225,180
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	330,000	273,093
Dominion Resources, Inc., 4.75%, 12/15/10(4)	258,000	265,889
Dominion Resources, Inc., 6.40%, 6/15/18(4)	230,000	253,586
NSTAR Electric Co., 5.625%, 11/15/17(4)	170,000	183,022
Pacific Gas & Electric Co., 4.20%, 3/1/11(4)	420,000	434,557
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	163,000	172,797
Pacific Gas & Electric Co., 6.35%, 2/15/38(4)	220,000	249,220
Sempra Energy, 6.50%, 6/1/16(4)	100,000	110,057
		2,167,401

OIL, GAS & CONSUMABLE FUELS ― 0.9%
Anadarko Petroleum Corp., 8.70%, 3/15/19(4)	280,000	333,335
Canadian Natural Resources Ltd., 5.70%, 5/15/17(4)	260,000	274,070
ConocoPhillips, 6.50%, 2/1/39(4)	370,000	423,985
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	95,000	98,725
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	390,000	420,611

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

EOG Resources, Inc., 5.625%, 6/1/19(4)	$ 150,000	$ 161,969
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	200,000	222,123
Nexen, Inc., 5.65%, 5/15/17(4)	150,000	149,752
Nexen, Inc., 6.40%, 5/15/37(4)	440,000	416,581
Plains All American Pipeline LP, 8.75%, 5/1/19(4)	190,000	232,739
Shell International Finance BV, 4.00%, 3/21/14(4)	430,000	452,717
Shell International Finance BV, 6.375%, 12/15/38(4)	200,000	237,930
XTO Energy, Inc., 5.30%, 6/30/15(4)	342,000	357,865
XTO Energy, Inc., 6.50%, 12/15/18(4)	150,000	167,180
XTO Energy, Inc., 6.10%, 4/1/36(4)	272,000	281,286
		4,230,868

PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 9.375%, 5/15/19(4)	250,000	293,327

PHARMACEUTICALS ― 0.4%
Abbott Laboratories, 5.875%, 5/15/16(4)	100,000	110,802
Abbott Laboratories, 5.60%, 11/30/17(4)	210,000	228,834
AstraZeneca plc, 5.40%, 9/15/12(4)	295,000	323,416
AstraZeneca plc, 5.90%, 9/15/17(4)	360,000	402,601
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(4)	180,000	191,312
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(4)	70,000	81,097
Wyeth, 5.95%, 4/1/37(4)	272,000	292,309
		1,630,371

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
ProLogis, 5.625%, 11/15/16(4)	490,000	418,105
Simon Property Group LP, 6.75%, 5/15/14(4)	120,000	124,355
		542,460

ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(4)	150,000	171,112
Norfolk Southern Corp., 5.90%, 6/15/19(4)	100,000	107,674
Union Pacific Corp., 5.75%, 11/15/17(4)	340,000	358,876
		637,662

SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	254,000	244,705
Oracle Corp., 6.125%, 7/8/39(4)	210,000	232,963
		477,668

SPECIALTY RETAIL ― 0.1%
Home Depot, Inc. (The), 5.875%, 12/16/36(4)	75,000	69,710
Staples, Inc., 9.75%, 1/15/14(4)	240,000	281,631
		351,341

TOBACCO(2)
Altria Group, Inc., 9.25%, 8/6/19(4)	150,000	179,931

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
Rogers Communications, Inc., 6.80%, 8/15/18(4)	120,000	137,840
Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)(5)	420,000	535,025
Vodafone Group plc, 5.45%, 6/10/19(4)	140,000	147,009
		819,874
TOTAL CORPORATE BONDS
(Cost $34,831,496)		37,021,754

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 1.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.4%
FNMA, 2.75%, 3/13/14(4)	$ 4,000,000	$ 4,012,688
FNMA, 5.00%, 2/13/17(4)	2,200,000	2,421,201
		6,433,889
GOVERNMENT-BACKED CORPORATE BONDS(6) ― 0.2%
State Street Bank and Trust Co., 1.85%, 3/15/11(4)	1,000,000	1,013,788
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $7,230,120)		7,447,677
MUNICIPAL SECURITIES ― 1.1%
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(4)(7)	1,800,000	2,049,426
Georgia GO, Series 2008 B, 5.00%, 7/1/18(4)	1,580,000	1,860,071
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	800,000	700,832
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	180,000	211,456
TOTAL MUNICIPAL SECURITIES
(Cost $4,833,707)		4,821,785
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 0.8%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.40%, 8/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(4)(5)	1,272,994	1,085,809
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.39%, 8/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(4)(5)	72,762	71,478
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.47%, 8/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	1,192,564	853,146
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.39%, 8/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	168,951	137,560
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	1,238,096	1,241,048
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.36%, 8/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	537,676	402,681
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $4,475,926)		3,791,722
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 0.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	806,788	540,822
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(4)	455,985	337,844
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.56%, 8/3/09(4)	808,488	742,682
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(4)	68,856	64,719
		1,686,067

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.3%
FHLMC, Series 77, Class H, 8.50%, 9/15/20(4)	$ 191,192	$ 206,969
FHLMC, Series 2541, Class EA SEQ, 5.00%, 3/15/16(4)	68,918	69,169
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	1,200,000	1,233,651
		1,509,789
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,534,771)		3,195,856
ASSET-BACKED SECURITIES(3) ― 0.2%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(4)	747,467	755,137
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 0.49%, 10/26/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(4)	107,143	106,845
SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 0.51%, 10/26/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(4)	25,995	25,995
TOTAL ASSET-BACKED SECURITIES
(Cost $880,588)		887,977
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	160,000	164,640
Hydro Quebec, 8.40%, 1/15/22(4)	145,000	179,475
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $329,758)		344,115
TEMPORARY CASH INVESTMENTS ― 2.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4)
(Cost $10,190,026)	10,190,026	10,190,026

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $417,832,219)		451,047,071
OTHER ASSETS AND LIABILITIES — 0.3%		1,407,854
TOTAL NET ASSETS — 100.0%		$452,454,925

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$2,650,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$ 48,330

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	Final maturity indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $48,500.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,941,984, which represented 1.1% of total net assets.

(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 269,244,685	–	–
U.S. Government Agency Mortgage-Backed Securities	–	$ 63,352,064	–
U.S. Treasury Securities	–	50,749,410	–
Corporate Bonds	–	37,021,754	–
U.S. Government Agency Securities and Equivalents	–	7,447,677	–
Municipal Securities	–	4,821,785	–
Commercial Mortgage-Backed Securities	–	3,791,722	–
Collateralized Mortgage Obligations	–	3,195,856	–
Asset-Backed Securities	–	887,977	–
Sovereign Governments & Agencies	–	344,115	–
Temporary Cash Investments	10,190,026	–	–
Total Value of Investment Securities	$ 279,434,711	$171,612,360	–
Other Financial Instruments
Swap Agreements	–	$ 48,330	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 48,330	–

Balanced – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 429,265,625
Gross tax appreciation of investments	$ 35,205,316
Gross tax depreciation of investments	(13,423,870)
Net tax appreciation (depreciation) of investments	$ 21,781,446

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

July 31, 2009

Veedot – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE & DEFENSE ― 1.2%
Cubic Corp.	26,500	$1,037,740

AUTO COMPONENTS ― 1.2%
Cooper Tire & Rubber Co.	68,000	1,003,680

BEVERAGES ― 1.2%
Coca-Cola Enterprises, Inc.	53,000	995,870

BIOTECHNOLOGY ― 1.0%
Spectrum Pharmaceuticals, Inc.(1)	133,000	891,100

BUILDING PRODUCTS ― 1.0%
Universal Forest Products, Inc.	19,500	870,480

CAPITAL MARKETS ― 5.3%
Deutsche Bank AG	12,500	811,250
Goldman Sachs Group, Inc. (The)	6,500	1,061,450
Jefferies Group, Inc.(1)	39,500	902,970
Och-Ziff Capital Management Group LLC, Class A	91,000	948,220
Piper Jaffray Cos.(1)	17,000	779,620
		4,503,510

CHEMICALS ― 3.4%
A. Schulman, Inc.	41,500	884,365
Ashland, Inc.	31,500	1,043,910
OM Group, Inc.(1)	29,500	992,970
		2,921,245

COMMUNICATIONS EQUIPMENT ― 3.9%
Anaren, Inc.(1)	132,000	2,373,360
Research In Motion Ltd.(1)	12,000	912,000
		3,285,360

COMPUTERS & PERIPHERALS ― 4.4%
Novatel Wireless, Inc.(1)	72,500	687,300
Seagate Technology	75,000	903,000
STEC, Inc.(1)	33,000	1,124,970
Western Digital Corp.(1)	34,000	1,028,500
		3,743,770

CONSTRUCTION & ENGINEERING ― 2.8%
Dycom Industries, Inc.(1)	71,000	903,830
Orion Marine Group, Inc.(1)	66,500	1,486,940
		2,390,770

CONSUMER FINANCE ― 1.0%
Advance America Cash Advance Centers, Inc.	154,500	852,840

CONTAINERS & PACKAGING ― 1.3%
Temple-Inland, Inc.	71,000	1,111,860

DIVERSIFIED FINANCIAL SERVICES ― 2.0%
Encore Capital Group, Inc.(1)	63,500	784,860
PHH Corp.(1)	49,000	898,170
		1,683,030

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.9%
Telecom Argentina SA ADR(1)	58,000	792,860

Veedot – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT ― 1.0%
Advanced Battery Technologies, Inc.(1)	190,000	$815,100

FOOD & STAPLES RETAILING ― 1.2%
Whole Foods Market, Inc.(1)	42,500	1,028,075

FOOD PRODUCTS ― 2.0%
Del Monte Foods Co.	80,000	772,800
Green Mountain Coffee Roasters, Inc.(1)	13,500	950,940
		1,723,740

HEALTH CARE EQUIPMENT & SUPPLIES ― 1.0%
Quidel Corp.(1)	55,000	821,150

HEALTH CARE PROVIDERS & SERVICES ― 6.1%
Air Methods Corp.(1)	28,500	838,185
Health Management Associates, Inc., Class A(1)	165,000	994,950
PSS World Medical, Inc.(1)	43,000	869,030
RehabCare Group, Inc.(1)	33,500	806,010
Tenet Healthcare Corp.(1)	235,000	928,250
WellPoint, Inc.(1)	15,000	789,600
		5,226,025

HOTELS, RESTAURANTS & LEISURE ― 10.9%
Ameristar Casinos, Inc.	71,000	1,326,990
Brinker International, Inc.	48,500	807,040
Cheesecake Factory, Inc. (The)(1)	43,500	842,595
Chipotle Mexican Grill, Inc., Class A(1)	13,500	1,266,705
Cracker Barrel Old Country Store, Inc.	32,000	923,520
Ctrip.com International Ltd. ADR(1)	19,500	999,375
O'Charleys, Inc.	87,500	909,125
Ruby Tuesday, Inc.(1)	182,000	1,361,360
Texas Roadhouse, Inc., Class A(1)	79,000	879,270
		9,315,980

HOUSEHOLD PRODUCTS ― 1.1%
Central Garden and Pet Co.(1)	78,000	956,280

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.0%
NRG Energy, Inc.(1)	31,500	857,115

INDUSTRIAL CONGLOMERATES ― 1.0%
3M Co.	12,000	846,240

INSURANCE ― 1.0%
Assured Guaranty Ltd.	63,000	880,110

INTERNET SOFTWARE & SERVICES ― 1.2%
Baidu, Inc. ADR(1)	3,000	1,044,420

IT SERVICES ― 1.1%
Global Cash Access Holdings, Inc.(1)	106,000	954,000

LEISURE EQUIPMENT & PRODUCTS ― 1.9%
Smith & Wesson Holding Corp.(1)	133,500	809,010
Sturm, Ruger & Co., Inc.	62,500	780,000
		1,589,010

METALS & MINING ― 1.2%
Freeport-McMoRan Copper & Gold, Inc.	17,000	1,025,100

Veedot – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

MULTILINE RETAIL ― 1.0%
Nordstrom, Inc.	32,500	$859,300

OIL, GAS & CONSUMABLE FUELS ― 1.6%
DCP Midstream Partners LP	55,500	1,383,060

PAPER & FOREST PRODUCTS ― 1.0%
Schweitzer-Mauduit International, Inc.	25,000	817,500

REAL ESTATE MANAGEMENT & DEVELOPMENT ― 1.1%
E-House China Holdings Ltd. ADR(1)	53,000	942,340

ROAD & RAIL ― 2.7%
Dollar Thrifty Automotive Group, Inc.(1)	138,000	2,283,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 7.5%
Himax Technologies, Inc. ADR	238,000	909,160
NVE Corp.(1)	47,000	2,525,310
RF Micro Devices, Inc.(1)	226,500	1,177,800
Tessera Technologies, Inc.(1)	32,500	912,925
Texas Instruments, Inc.	35,500	853,775
		6,378,970

SOFTWARE ― 3.9%
i2 Technologies, Inc.(1)	62,500	841,250
Interactive Intelligence, Inc.(1)	85,000	1,373,600
Pegasystems, Inc.	38,000	1,075,400
		3,290,250

SPECIALTY RETAIL ― 14.9%
Aeropostale, Inc.(1)	23,000	837,200
Bed Bath & Beyond, Inc.(1)	25,000	868,750
Big 5 Sporting Goods Corp.	59,500	773,500
Buckle, Inc. (The)	22,000	680,680
Cabela's, Inc.(1)	59,500	964,495
Charlotte Russe Holding, Inc.(1)	66,000	990,660
Chico's FAS, Inc.(1)	83,500	957,745
Citi Trends, Inc.(1)	34,500	1,007,400
J. Crew Group, Inc.(1)	28,500	802,560
Kirkland's, Inc.(1)	88,500	1,222,185
PEP Boys-Manny Moe & Jack	82,500	819,225
RadioShack Corp.	56,000	868,560
Sonic Automotive, Inc., Class A	78,500	965,550
Stein Mart, Inc.(1)	88,000	970,640
		12,729,150

TEXTILES, APPAREL & LUXURY GOODS ― 1.8%
Carter's, Inc.(1)	53,000	1,502,020

TRADING COMPANIES & DISTRIBUTORS ― 0.9%
Babcock & Brown Air Ltd. ADR	97,000	720,710

TOTAL COMMON STOCKS
(Cost $66,209,757)		84,073,660

Veedot – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 1.4%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	82,489	$ 82,489

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.625%, 6/30/14, valued at $1,127,817), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $1,100,013)		1,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,182,489)		1,182,489

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $67,392,246)		85,256,149
OTHER ASSETS AND LIABILITIES — (0.1)%		(54,939)
TOTAL NET ASSETS — 100.0%		$85,201,210

Geographic Diversification
(as a % of net assets)
United States	88.2%
People's Republic of China	2.4%
Cayman Islands	2.2%
Canada	1.1%
Taiwan (Republic of China)	1.1%
Bermuda	1.0%
Germany	1.0%
Argentina	0.9%
Ireland	0.8%
Cash and Equivalents*	1.3%
* Includes temporary cash investments and other assets and liabilities.
Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Veedot – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 75,158,435	–	–
Foreign Common Stocks	8,915,225	–	–
Temporary Cash Investments	82,489	$ 1,100,000	–
Total Value of Investment Securities	$ 84,156,149	$ 1,100,000	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 67,399,159
Gross tax appreciation of investments	$ 18,064,271
Gross tax depreciation of investments	(207,281)
Net tax appreciation (depreciation) of investments	$ 17,856,990

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

July 31, 2009

Capital Value– Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.0%

AEROSPACE & DEFENSE ― 1.2%
Northrop Grumman Corp.	44,800	$ 1,997,184

BEVERAGES ― 1.7%
Coca-Cola Co. (The)	49,800	2,482,032
Pepsi Bottling Group, Inc.	12,600	427,770
		2,909,802

BIOTECHNOLOGY ― 0.6%
Amgen, Inc.(1)	17,200	1,071,732

CAPITAL MARKETS ― 4.1%
Ameriprise Financial, Inc.	51,900	1,442,820
Bank of New York Mellon Corp. (The)	67,500	1,845,450
Goldman Sachs Group, Inc. (The)	14,300	2,335,190
Morgan Stanley	46,400	1,322,400
		6,945,860

CHEMICALS ― 2.4%
E.I. du Pont de Nemours & Co.	71,000	2,196,030
PPG Industries, Inc.	33,900	1,864,500
		4,060,530

COMMERCIAL BANKS ― 4.0%
PNC Financial Services Group, Inc.	24,600	901,836
U.S. Bancorp.	79,400	1,620,554
Wells Fargo & Co.	172,977	4,231,018
		6,753,408

COMMERCIAL SERVICES & SUPPLIES ― 1.7%
Avery Dennison Corp.	21,700	580,041
Pitney Bowes, Inc.	30,100	621,565
R.R. Donnelley & Sons Co.	45,800	636,620
Waste Management, Inc.	34,300	964,173
		2,802,399

COMMUNICATIONS EQUIPMENT ― 0.9%
Cisco Systems, Inc.(1)	65,200	1,435,052

COMPUTERS & PERIPHERALS ― 1.2%
Hewlett-Packard Co.	45,800	1,983,140

DIVERSIFIED CONSUMER SERVICES ― 0.5%
H&R Block, Inc.	49,000	817,810

DIVERSIFIED FINANCIAL SERVICES ― 6.7%
Bank of America Corp.	331,100	4,896,969
JPMorgan Chase & Co.	164,300	6,350,195
		11,247,164

DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.7%
AT&T, Inc.	255,900	6,712,257
CenturyTel, Inc.	16,200	508,518
Verizon Communications, Inc.	126,500	4,056,855
		11,277,630

ELECTRIC UTILITIES ― 2.9%
Exelon Corp.	51,300	2,609,118

Capital Value– Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

PPL Corp.	66,700	$ 2,253,793
		4,862,911

ENERGY EQUIPMENT & SERVICES ― 1.1%
Diamond Offshore Drilling, Inc.	5,200	467,324
National Oilwell Varco, Inc.(1)	36,200	1,301,028
		1,768,352

FOOD & STAPLES RETAILING ― 3.3%
Kroger Co. (The)	59,600	1,274,248
SYSCO Corp.	39,100	929,016
Walgreen Co.	59,200	1,838,160
Wal-Mart Stores, Inc.	31,100	1,551,268
		5,592,692

FOOD PRODUCTS ― 1.0%
Unilever NV New York Shares	59,200	1,610,240

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
Medtronic, Inc.	19,500	690,690

HEALTH CARE PROVIDERS & SERVICES ― 1.3%
Aetna, Inc.	25,400	685,038
Quest Diagnostics, Inc.	10,100	551,662
WellPoint, Inc.(1)	16,600	873,824
		2,110,524

HOTELS, RESTAURANTS & LEISURE ― 0.7%
Darden Restaurants, Inc.	10,000	323,900
Starbucks Corp.(1)	44,500	787,650
		1,111,550

HOUSEHOLD DURABLES ― 0.9%
Newell Rubbermaid, Inc.	112,800	1,451,736

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.4%
NRG Energy, Inc.(1)	21,600	587,736

INDUSTRIAL CONGLOMERATES ― 3.7%
General Electric Co.	409,200	5,483,280
Tyco International Ltd.	26,800	809,896
		6,293,176

INSURANCE ― 4.2%
Allstate Corp. (The)	77,000	2,072,070
Chubb Corp.	20,300	937,454
Loews Corp.	28,400	852,568
Torchmark Corp.	27,400	1,070,244
Travelers Cos., Inc. (The)	43,800	1,886,466
XL Capital Ltd., Class A	19,100	268,928
		7,087,730

IT SERVICES ― 1.6%
Fiserv, Inc.(1)	14,500	687,445
International Business Machines Corp.	16,900	1,993,017
		2,680,462

MACHINERY ― 2.9%
Dover Corp.	42,300	1,438,623
Ingersoll-Rand plc(1)	70,200	2,027,376
Parker-Hannifin Corp.	31,000	1,372,680
		4,838,679

Capital Value– Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

MEDIA ― 4.0%
CBS Corp., Class B	131,500	$ 1,076,985
Comcast Corp., Class A	104,700	1,555,842
Time Warner Cable, Inc.	21,252	702,591
Time Warner, Inc.	76,600	2,042,156
Viacom, Inc., Class B(1)	60,900	1,410,444
		6,788,018

METALS & MINING ― 0.5%
Nucor Corp.	18,400	818,248

MULTILINE RETAIL ― 0.6%
Kohl's Corp.(1)	21,300	1,034,115

MULTI-UTILITIES ― 0.6%
PG&E Corp.	25,800	1,041,546

OFFICE ELECTRONICS ― 0.5%
Xerox Corp.	111,200	910,728

OIL, GAS & CONSUMABLE FUELS ― 16.8%
Apache Corp.	22,000	1,846,900
Chevron Corp.	85,400	5,932,738
ConocoPhillips	109,700	4,794,987
Devon Energy Corp.	19,500	1,132,755
Exxon Mobil Corp.	120,100	8,453,839
Occidental Petroleum Corp.	20,400	1,455,336
Royal Dutch Shell plc, Class A ADR	83,500	4,395,440
Valero Energy Corp.	14,400	259,200
		28,271,195

PAPER & FOREST PRODUCTS ― 0.5%
International Paper Co.	47,700	897,237

PHARMACEUTICALS ― 11.6%
Abbott Laboratories	33,100	1,489,169
Eli Lilly & Co.	45,600	1,590,984
Johnson & Johnson	60,200	3,665,578
Merck & Co., Inc.	102,300	3,070,023
Pfizer, Inc.	401,200	6,391,116
Wyeth	68,400	3,184,020
		19,390,890

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Host Hotels & Resorts, Inc.	24,300	220,644
Simon Property Group, Inc.	13,417	747,595
		968,239

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.8%
Applied Materials, Inc.	32,300	445,740
Intel Corp.	49,800	958,650
		1,404,390

SOFTWARE ― 2.0%
Microsoft Corp.	81,300	1,912,176
Oracle Corp.	62,200	1,376,486
		3,288,662

SPECIALTY RETAIL ― 2.4%
Best Buy Co., Inc.	12,100	452,177
Gap, Inc. (The)	51,600	842,112

Capital Value– Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Home Depot, Inc. (The)	65,500	$ 1,699,070
Staples, Inc.	49,600	1,042,592
		4,035,951

TEXTILES, APPAREL & LUXURY GOODS ― 0.6%
VF Corp.	14,300	925,067

TOBACCO ― 1.4%
Altria Group, Inc.	66,000	1,156,980
Lorillard, Inc.	17,300	1,275,356
		2,432,336
TOTAL COMMON STOCKS
(Cost $163,600,898)		166,194,811
TEMPORARY CASH INVESTMENTS — 1.1%

FHLB Discount Notes, 0.09%, 8/3/09(2)	$ 1,900,000	1,900,000

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	5,535	5,535
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,905,525)		1,905,535

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $165,506,423)		168,100,346
OTHER ASSETS AND LIABILITIES — (0.1)%		(203,204)
TOTAL NET ASSETS — 100.0%		$167,897,142

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Capital Value– Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 157,082,931	–	–
Foreign Common Stocks	9,111,880	–
Temporary Cash Investments	5,535	$ 1,900,000	–
Total Value of Investment Securities	$ 166,200,346	$ 1,900,000	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 166,193,227
Gross tax appreciation of investments	$ 25,483,612
Gross tax depreciation of investments	(23,576,493)
Net tax appreciation (depreciation) of investments	$ 1,907,119

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

July 31, 2009

NT Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.0%

AEROSPACE & DEFENSE ― 2.7%
Honeywell International, Inc.	44,000	$ 1,526,800
Raytheon Co.	50,700	2,380,365
Rockwell Collins, Inc.	20,700	873,540
		4,780,705

AIR FREIGHT & LOGISTICS ― 0.9%
United Parcel Service, Inc., Class B	31,200	1,676,376

AUTO COMPONENTS ― 1.4%
BorgWarner, Inc.	72,300	2,399,637

BEVERAGES ― 5.2%
Coca-Cola Co. (The)	110,300	5,497,352
PepsiCo, Inc.	65,300	3,705,775
		9,203,127

BIOTECHNOLOGY ― 4.8%
Alexion Pharmaceuticals, Inc.(1)	27,700	1,220,185
Amgen, Inc.(1)	63,900	3,981,609
Gilead Sciences, Inc.(1)	40,900	2,001,237
Myriad Genetics, Inc.(1)	20,400	559,368
Vertex Pharmaceuticals, Inc.(1)	19,300	694,993
		8,457,392

CAPITAL MARKETS ― 1.0%
Goldman Sachs Group, Inc. (The)	10,400	1,698,320

CHEMICALS ― 1.8%
Celanese Corp., Class A	82,600	2,122,820
Monsanto Co.	12,400	1,041,600
		3,164,420

COMMERCIAL BANKS ― 1.1%
Wells Fargo & Co.	82,103	2,008,239

COMMUNICATIONS EQUIPMENT ― 6.6%
Arris Group, Inc.(1)	43,000	523,740
Cisco Systems, Inc.(1)	184,600	4,063,046
F5 Networks, Inc.(1)	34,200	1,269,504
Juniper Networks, Inc.(1)	37,000	966,810
QUALCOMM, Inc.	95,100	4,394,571
Research In Motion Ltd.(1)	5,000	380,000
		11,597,671

COMPUTERS & PERIPHERALS ― 6.2%
Apple, Inc.(1)	40,300	6,584,617
EMC Corp.(1)	60,900	917,154
Hewlett-Packard Co.	40,500	1,753,650
NetApp, Inc.(1)	76,600	1,720,436
		10,975,857

CONSUMER FINANCE ― 1.0%
American Express Co.	59,800	1,694,134

DIVERSIFIED ― 0.4%
iShares Russell 1000 Growth Index Fund	16,200	708,426

NT Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED FINANCIAL SERVICES ― 1.6%
CME Group, Inc.	2,600	$ 724,958
IntercontinentalExchange, Inc.(1)	11,400	1,072,284
Moody's Corp.	40,500	961,470
		2,758,712

ELECTRIC UTILITIES ― 0.6%
FPL Group, Inc.	18,500	1,048,395

ENERGY EQUIPMENT & SERVICES ― 1.3%
Schlumberger Ltd.	32,700	1,749,450
Transocean Ltd.(1)	6,800	541,892
		2,291,342

FOOD & STAPLES RETAILING ― 3.6%
Walgreen Co.	93,000	2,887,650
Wal-Mart Stores, Inc.	70,200	3,501,576
		6,389,226

FOOD PRODUCTS ― 3.0%
General Mills, Inc.	34,400	2,026,504
Kellogg Co.	42,000	1,995,000
Nestle SA	32,100	1,321,067
		5,342,571

HEALTH CARE EQUIPMENT & SUPPLIES ― 4.2%
Alcon, Inc.	3,400	433,840
Baxter International, Inc.	53,937	3,040,429
Becton, Dickinson & Co.	11,996	781,539
Covidien plc	36,200	1,368,722
Edwards Lifesciences Corp.(1)	13,700	896,117
Gen-Probe, Inc.(1)	14,300	530,816
Intuitive Surgical, Inc.(1)	1,600	363,712
		7,415,175

HEALTH CARE PROVIDERS & SERVICES ― 1.9%
Express Scripts, Inc.(1)	39,200	2,745,568
UnitedHealth Group, Inc.	22,500	631,350
		3,376,918

HOTELS, RESTAURANTS & LEISURE ― 0.6%
Chipotle Mexican Grill, Inc., Class A(1)	11,300	1,060,279

HOUSEHOLD DURABLES ― 1.7%
KB Home	58,800	981,372
Mohawk Industries, Inc.(1)	10,900	562,222
Whirlpool Corp.	24,600	1,404,414
		2,948,008

HOUSEHOLD PRODUCTS ― 3.4%
Colgate-Palmolive Co.	17,700	1,282,188
Procter & Gamble Co. (The)	86,900	4,823,819
		6,106,007

INDUSTRIAL CONGLOMERATES ― 2.0%
3M Co.	49,500	3,490,740

INSURANCE ― 0.8%
Aflac, Inc.	35,400	1,340,244

NT Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

INTERNET & CATALOG RETAIL ― 0.4%
Amazon.com, Inc.(1)	8,800	$ 754,688

INTERNET SOFTWARE & SERVICES ― 3.0%
Google, Inc., Class A(1)	12,100	5,360,905

IT SERVICES ― 4.5%
International Business Machines Corp.	47,100	5,554,503
Visa, Inc., Class A	35,700	2,336,922
		7,891,425

LIFE SCIENCES TOOLS & SERVICES ― 1.0%
Illumina, Inc.(1)	16,700	603,538
QIAGEN NV(1)	21,400	405,744
Thermo Fisher Scientific, Inc.(1)	18,100	819,568
		1,828,850

MACHINERY ― 3.0%
Illinois Tool Works, Inc.	42,100	1,707,155
Navistar International Corp.(1)	40,907	1,617,463
PACCAR, Inc.	22,000	762,300
Valmont Industries, Inc.	17,257	1,239,397
		5,326,315

MEDIA ― 0.5%
Scripps Networks Interactive, Inc., Class A	29,800	961,944

METALS & MINING ― 0.6%
Newmont Mining Corp.	27,900	1,153,665

MULTILINE RETAIL ― 2.2%
Kohl's Corp.(1)	38,800	1,883,740
Target Corp.	47,200	2,058,864
		3,942,604

OIL, GAS & CONSUMABLE FUELS ― 2.9%
Apache Corp.	11,800	990,610
Exxon Mobil Corp.	32,600	2,294,714
Occidental Petroleum Corp.	16,400	1,169,976
Quicksilver Resources, Inc.(1)	65,800	754,068
		5,209,368

PERSONAL PRODUCTS ― 0.7%
Estee Lauder Cos., Inc. (The), Class A	15,700	572,108
Mead Johnson Nutrition Co., Class A	16,854	613,654
		1,185,762

PHARMACEUTICALS ― 5.0%
Abbott Laboratories	85,200	3,833,148
Johnson & Johnson	61,700	3,756,913
Novo Nordisk A/S B Shares	19,900	1,171,216
		8,761,277

ROAD & RAIL ― 1.1%
Union Pacific Corp.	32,600	1,875,152

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.0%
Broadcom Corp., Class A(1)	64,900	1,832,127
Intel Corp.	54,700	1,052,975
Linear Technology Corp.	45,400	1,219,898
Marvell Technology Group Ltd.(1)	97,500	1,300,650

NT Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

PMC - Sierra, Inc.(1)	81,700	$ 747,555
Xilinx, Inc.	41,800	906,642
		7,059,847

SOFTWARE ― 6.7%
Microsoft Corp.	277,900	6,536,208
Oracle Corp.	212,600	4,704,838
salesforce.com, inc.(1)	12,500	541,750
		11,782,796

SPECIALTY RETAIL ― 4.0%
CarMax, Inc.(1)	50,300	811,339
Chico's FAS, Inc.(1)	93,600	1,073,592
J. Crew Group, Inc.(1)	47,300	1,331,968
Lowe's Cos., Inc.	108,500	2,436,910
O'Reilly Automotive, Inc.(1)	37,247	1,514,463
		7,168,272

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Polo Ralph Lauren Corp.	12,300	775,515

WIRELESS TELECOMMUNICATION SERVICES ― 1.2%
American Tower Corp., Class A(1)	60,500	2,062,445

TOTAL COMMON STOCKS
(Cost $148,796,148)		175,032,751
TEMPORARY CASH INVESTMENTS — 1.1%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	51,714	51,714

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $2,050,945), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $2,000,023)		2,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,051,714)		2,051,714

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $150,847,862)		177,084,465
OTHER ASSETS AND LIABILITIES — (0.1)%		(248,582)
TOTAL NET ASSETS — 100.0%		$176,835,883

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
977,445	CHF for USD	8/31/09	$ 914,885	$(16,911)
3,925,773	DKK for USD	8/31/09	750,922	(10,137)
			$1,665,807	$(27,048)
(Value on Settlement Date $1,638,759)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

NT Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of July 31, 2009:

Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$172,540,468	$2,492,283	–
Temporary Cash Investments	51,714	2,000,000	–
Total Value of Investment Securities	$172,592,182	$4,492,283	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ (27,048)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ (27,048)	–

NT Growth – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$157,117,197
Gross tax appreciation of investments	$ 20,516,141
Gross tax depreciation of investments	(1,548,873)
Net tax appreciation (depreciation) of investments	$ 18,967,268

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

July 31, 2009

NT Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.7%

AEROSPACE & DEFENSE ― 1.0%
BE Aerospace, Inc.(1)	25,600	$ 413,696
Precision Castparts Corp.	4,800	383,088
		796,784

AUTO COMPONENTS ― 1.8%
Autoliv, Inc.	23,700	848,697
BorgWarner, Inc.	17,200	570,868
		1,419,565

BIOTECHNOLOGY ― 1.0%
Alexion Pharmaceuticals, Inc.(1)	18,800	828,140

CAPITAL MARKETS ― 9.6%
Janus Capital Group, Inc.	142,100	1,941,086
Jefferies Group, Inc.(1)	72,000	1,645,920
Lazard Ltd., Class A	29,600	1,094,904
Legg Mason, Inc.	14,200	399,588
Morgan Stanley	52,700	1,501,950
TD Ameritrade Holding Corp.(1)	22,700	420,858
Waddell & Reed Financial, Inc., Class A	22,500	638,325
		7,642,631

CHEMICALS ― 2.8%
Celanese Corp., Class A	51,600	1,326,120
CF Industries Holdings, Inc.	7,100	560,474
Scotts Miracle-Gro Co. (The), Class A	9,600	374,880
		2,261,474

COMMERCIAL SERVICES & SUPPLIES ― 0.7%
Tetra Tech, Inc.(1)	19,100	575,292

COMMUNICATIONS EQUIPMENT ― 2.0%
Alcatel-Lucent(1)	24,795	68,434
Brocade Communications Systems, Inc.(1)	56,800	446,448
CommScope, Inc.(1)	27,713	709,453
Tellabs, Inc.(1)	60,400	350,320
		1,574,655

COMPUTERS & PERIPHERALS ― 2.2%
Seagate Technology	48,900	588,756
STEC, Inc.(1)	5,500	187,495
Western Digital Corp.(1)	32,600	986,150
		1,762,401

CONSTRUCTION & ENGINEERING ― 5.3%
AECOM Technology Corp.(1)	46,024	1,491,177
Quanta Services, Inc.(1)	64,306	1,498,973
Shaw Group, Inc. (The)(1)	13,600	400,384
URS Corp.(1)	15,500	784,300
		4,174,834

CONTAINERS & PACKAGING ― 1.5%
Crown Holdings, Inc.(1)	47,863	1,201,361

DIVERSIFIED FINANCIAL SERVICES ― 1.5%
CME Group, Inc.	1,300	362,479

NT Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

IntercontinentalExchange, Inc.(1)	8,400	$ 790,104
		1,152,583

ELECTRICAL EQUIPMENT ― 1.7%
JA Solar Holdings Co. Ltd. ADR(1)	75,700	364,117
Suntech Power Holdings Co. Ltd. ADR(1)	51,700	950,763
		1,314,880

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.9%
AU Optronics Corp. ADR(1)	31,900	355,366
Corning, Inc.	92,500	1,572,500
LG Display Co., Ltd.	12,800	369,451
		2,297,317

ENERGY EQUIPMENT & SERVICES ― 3.0%
Atwood Oceanics, Inc.(1)	28,600	824,824
Cameron International Corp.(1)	26,300	821,349
Oceaneering International, Inc.(1)	11,000	560,120
Weatherford International Ltd.(1)	11,318	212,326
		2,418,619

FOOD PRODUCTS ― 0.5%
Green Mountain Coffee Roasters, Inc.(1)	6,100	429,684

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.5%
Edwards Lifesciences Corp.(1)	5,800	379,378

HEALTH CARE PROVIDERS & SERVICES ― 3.4%
Express Scripts, Inc.(1)	21,000	1,470,840
Health Management Associates, Inc., Class A(1)	32,900	198,387
Medco Health Solutions, Inc.(1)	16,100	851,046
Tenet Healthcare Corp.(1)	48,900	193,155
		2,713,428

HEALTH CARE TECHNOLOGY ― 0.7%
Allscripts-Misys Healthcare Solutions, Inc.	33,900	584,097

HOTELS, RESTAURANTS & LEISURE ― 5.0%
Boyd Gaming Corp.(1)	15,400	141,526
Brinker International, Inc.	12,400	206,336
Cheesecake Factory, Inc. (The)(1)	20,900	404,833
Ctrip.com International Ltd. ADR(1)	13,500	691,875
International Game Technology	21,600	426,600
Las Vegas Sands Corp.(1)	37,600	351,560
Penn National Gaming, Inc.(1)	18,400	583,464
PF Chang's China Bistro, Inc.(1)	11,500	389,965
Pinnacle Entertainment, Inc.(1)	19,300	193,579
WMS Industries, Inc.(1)	11,300	408,608
Wynn Resorts Ltd.(1)	3,600	184,212
		3,982,558

HOUSEHOLD DURABLES ― 1.8%
KB Home	47,600	794,444
NVR, Inc.(1)	1,000	601,150
		1,395,594

INDUSTRIAL CONGLOMERATES ― 1.0%
McDermott International, Inc.(1)	42,100	822,634

INTERNET & CATALOG RETAIL ― 0.5%
Netflix, Inc.(1)	9,500	417,430

NT Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

INTERNET SOFTWARE & SERVICES ― 2.3%
Digital River, Inc.(1)	9,700	$ 342,895
Equinix, Inc.(1)	7,500	612,975
NetEase.com, Inc. ADR(1)	19,300	850,358
		1,806,228

LIFE SCIENCES TOOLS & SERVICES ― 2.5%
Covance, Inc.(1)	15,100	832,765
Life Technologies Corp.(1)	25,600	1,165,568
		1,998,333

MACHINERY ― 2.9%
Bucyrus International, Inc.	20,200	595,496
Flowserve Corp.	5,400	436,158
Ingersoll-Rand plc	21,300	615,144
Joy Global, Inc.	16,600	617,188
		2,263,986

METALS & MINING ― 5.0%
Agnico-Eagle Mines Ltd.	6,500	380,575
AK Steel Holding Corp.	34,056	669,882
Cia Siderurgica Nacional SA ADR	24,400	624,640
Freeport-McMoRan Copper & Gold, Inc.	12,900	777,870
Thompson Creek Metals Co., Inc.(1)	30,200	439,410
Walter Energy, Inc.	21,900	1,080,984
		3,973,361

MULTILINE RETAIL ― 3.1%
Dollar Tree, Inc.(1)	27,500	1,268,300
Family Dollar Stores, Inc.	36,900	1,159,398
		2,427,698

OIL, GAS & CONSUMABLE FUELS ― 3.9%
Continental Resources, Inc.(1)	14,000	473,620
Petrohawk Energy Corp.(1)	59,989	1,456,533
Southwestern Energy Co.(1)	16,900	700,167
Whiting Petroleum Corp.(1)	9,400	432,024
		3,062,344

PERSONAL PRODUCTS ― 0.5%
Avon Products, Inc.	12,100	391,798

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 10.7%
Altera Corp.	21,000	392,490
ASML Holding NV New York Shares	40,100	1,043,001
Atheros Communications, Inc.(1)	24,300	607,500
Broadcom Corp., Class A(1)	40,000	1,129,200
Cypress Semiconductor Corp.(1)	36,400	386,568
Marvell Technology Group Ltd.(1)	59,300	791,062
Microsemi Corp.(1)	43,693	596,409
PMC - Sierra, Inc.(1)	114,900	1,051,335
Semtech Corp.(1)	45,900	844,560
Silicon Laboratories, Inc.(1)	20,700	886,581
Teradyne, Inc.(1)	94,500	744,660
		8,473,366

SOFTWARE ― 4.9%
Cerner Corp.(1)	12,000	780,960
McAfee, Inc.(1)	26,070	1,162,201

NT Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)
Shares	Value

Rovi Corp.(1)	45,000	$ 1,177,200
Shanda Interactive Entertainment Ltd. ADR(1)	15,300	758,574
		3,878,935

SPECIALTY RETAIL ― 7.3%
Advance Auto Parts, Inc.	17,700	818,271
Aeropostale, Inc.(1)	25,300	920,920
Bed Bath & Beyond, Inc.(1)	17,100	594,225
Chico's FAS, Inc.(1)	74,800	857,956
O'Reilly Automotive, Inc.(1)	24,800	1,008,368
Ross Stores, Inc.	26,709	1,177,600
TJX Cos., Inc. (The)	10,800	391,284
		5,768,624

TEXTILES, APPAREL & LUXURY GOODS ― 0.7%
Coach, Inc.	19,600	579,964

WIRELESS TELECOMMUNICATION SERVICES ― 3.5%
American Tower Corp., Class A(1)	23,500	801,115
SBA Communications Corp., Class A(1)	75,302	1,964,629
		2,765,744
TOTAL COMMON STOCKS
(Cost $63,983,661)		77,535,720
TEMPORARY CASH INVESTMENTS — 3.9%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	3,366	3,366
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.41%, 6/10/10, valued at $3,178,965), in a joint trading account at 0.14%, dated 7/31/09, due 8/3/09 (Delivery value $3,100,036)		3,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,103,366)		3,103,366

TOTAL INVESTMENT SECURITIES — 101.6%
(Cost $67,087,027)		80,639,086
OTHER ASSETS AND LIABILITIES — (1.6)%		(1,253,311)
TOTAL NET ASSETS — 100.0%		$79,385,775

Geographic Diversification
(as a % of net assets)
United States	83.8%
People's Republic of China	4.5%
Bermuda	2.4%
Netherlands	1.3%
Sweden	1.1%
Canada	1.0%
Brazil	0.8%
Ireland	0.8%
Cayman Islands	0.7%
South Korea	0.5%
Taiwan (Republic of China)	0.4%
Switzerland	0.3%
France	0.1%
Cash and Equivalents*	2.3%

* Includes temporary cash investments and other assets and liabilities.

NT Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

NT Vista – Schedule of Investments

JULY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of July 31, 2009:

Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$66,488,267	–	–
Foreign Common Stocks	10,678,002	$ 369,451	–
Temporary Cash Investments	3,366	3,100,000	–
Total Value of Investment Securities	$77,169,635	$3,469,451	–

3. Federal Tax Information

As of July 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$68,194,808
Gross tax appreciation of investments	$12,530,861
Gross tax depreciation of investments	(86,583)
Net tax appreciation (depreciation) of investments	$12,444,278

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 29, 2009